UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	12-31-2024

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

Investor Class (BIGRX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.65%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M303

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

I Class (AMGIX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M501

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

A Class (AMADX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$47	0.90%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M402

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

C Class (ACGCX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$85	1.65%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M816

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

R Class (AICRX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$60	1.15%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M782

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Core Value Fund

R5 Class (AICGX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Core Value Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$23	0.45%

Fund Statistics
Net Assets	$1,965,202,686
Management Fees (dollars paid during the reporting period)	$6,426,479
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	203

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	7%
Short-Term Investments	0.7%	Pharmaceuticals	6%
Other Assets and Liabilities	0.0%	Financial Services	5%
		Machinery	5%
		Consumer Staples Distribution & Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G842

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

Investor Class (ADSIX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$49	0.92%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M675

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

I Class (ADCIX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$38	0.72%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M667

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

Y Class (ADCYX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Y Class	$35	0.67%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G875

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

A Class (ADCVX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$62	1.17%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M642

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

C Class (ADCCX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$101	1.92%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M527

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

R Class (ADRRX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$75	1.42%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M659

SEMIANNUAL SHAREHOLDER REPORT

Disciplined Growth Fund

R5 Class (ADGGX)	December 31, 2024

This semi-annual shareholder report contains important information about Disciplined Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$38	0.72%

Fund Statistics
Net Assets	$461,294,233
Management Fees (dollars paid during the reporting period)	$1,996,571
Portfolio Turnover Rate	26%
Total Number of Portfolio Holdings	116

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Software	22%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	17%
Other Assets and Liabilities	(0.1)%	Technology Hardware, Storage and Peripherals	13%
		Interactive Media and Services	10%
		Broadline Retail	6%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G883

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

Investor Class (BEQGX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$34	0.65%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M600

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

I Class (AMEIX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$24	0.45%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M808

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

A Class (BEQAX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$47	0.90%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M709

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

C Class (AEYCX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$86	1.65%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M790

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

R Class (AEYRX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$60	1.15%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M766

SEMIANNUAL SHAREHOLDER REPORT

Equity Growth Fund

R5 Class (AEYGX)	December 31, 2024

This semi-annual shareholder report contains important information about Equity Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$24	0.45%

Fund Statistics
Net Assets	$1,725,660,683
Management Fees (dollars paid during the reporting period)	$5,501,547
Portfolio Turnover Rate	36%
Total Number of Portfolio Holdings	205

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.4%	Software	14%
Short-Term Investments	0.8%	Semiconductors and Semiconductor Equipment	12%
Other Assets and Liabilities	(0.2)%	Technology Hardware, Storage and Peripherals	7%
		Interactive Media and Services	7%
		Broadline Retail	5%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G867

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

Investor Class (BGEIX)	December 31, 2024

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$33	0.65%

Fund Statistics
Net Assets	$663,097,743
Management Fees (dollars paid during the reporting period)	$2,260,597
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	59

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M105

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

I Class (AGGNX)	December 31, 2024

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$23	0.45%

Fund Statistics
Net Assets	$663,097,743
Management Fees (dollars paid during the reporting period)	$2,260,597
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	59

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M469

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

A Class (ACGGX)	December 31, 2024

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$46	0.90%

Fund Statistics
Net Assets	$663,097,743
Management Fees (dollars paid during the reporting period)	$2,260,597
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	59

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M204

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

C Class (AGYCX)	December 31, 2024

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$84	1.65%

Fund Statistics
Net Assets	$663,097,743
Management Fees (dollars paid during the reporting period)	$2,260,597
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	59

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M485

SEMIANNUAL SHAREHOLDER REPORT
Global Gold Fund

R Class (AGGWX)	December 31, 2024

This semi-annual shareholder report contains important information about Global Gold Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$59	1.15%

Fund Statistics
Net Assets	$663,097,743
Management Fees (dollars paid during the reporting period)	$2,260,597
Portfolio Turnover Rate	10%
Total Number of Portfolio Holdings	59

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Countries (as a % of net assets)
Common Stocks	98.5%	Canada	50%
Short-Term Investments	6.4%	Australia	16%
Other Assets and Liabilities	(4.9)%	South Africa	12%
		United States	8%
		China	7%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M477

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

Investor Class (ASQIX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$44	0.85%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M840

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

I Class (ASCQX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$34	0.65%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M832

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

A Class (ASQAX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$57	1.10%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M824

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

C Class (ASQCX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$95	1.85%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M329

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

R Class (ASCRX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$70	1.35%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M774

SEMIANNUAL SHAREHOLDER REPORT
Small Company Fund

R5 Class (ASQGX)	December 31, 2024

This semi-annual shareholder report contains important information about Small Company Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R5 Class	$34	0.65%

Fund Statistics
Net Assets	$154,699,594
Management Fees (dollars paid during the reporting period)	$681,294
Portfolio Turnover Rate	43%
Total Number of Portfolio Holdings	293

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Industries (as a % of net assets)
Common Stocks	99.3%	Banks	9%
Short-Term Investments	0.9%	Software	8%
Other Assets and Liabilities	(0.2)%	Biotechnology	8%
		Insurance	4%
		Trading Companies and Distributors	4%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2508G826

SEMIANNUAL SHAREHOLDER REPORT
Utilities Fund

Investor Class (BULIX)	December 31, 2024

This semi-annual shareholder report contains important information about Utilities Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$35	0.65%

Fund Statistics
Net Assets	$257,571,423
Management Fees (dollars paid during the reporting period)	$873,770
Portfolio Turnover Rate	39%
Total Number of Portfolio Holdings	35

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)		Top Five Sub-Industries (as a % of net assets)
Common Stocks	99.2%	Electric Utilities	64%
Short-Term Investments	1.1%	Multi-Utilities	20%
Other Assets and Liabilities	(0.3)%	Independent Power Producers and Energy Traders	6%
		Gas Utilities	3%
		Water Utilities	2%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2025 American Century Proprietary Holdings, Inc. All rights reserved.
S-2507M881

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Semiannual Financial Statements and Other Information

December 31, 2024

Disciplined Core Value Fund
Investor Class (BIGRX)
I Class (AMGIX)
A Class (AMADX)
C Class (ACGCX)
R Class (AICRX)
R5 Class (AICGX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 1.8%
Lockheed Martin Corp.	54,205	$26,340,378
Textron, Inc.	108,980	8,335,880
		34,676,258
Air Freight and Logistics — 1.4%
FedEx Corp.	68,183	19,181,923
United Parcel Service, Inc., Class B	62,407	7,869,523
		27,051,446
Automobile Components — 0.0%
BorgWarner, Inc.	32,811	1,043,062
Banks — 6.7%
Bank of America Corp.	293,529	12,900,599
JPMorgan Chase & Co.	295,756	70,895,671
Truist Financial Corp.	57,813	2,507,928
U.S. Bancorp	740,287	35,407,927
Wells Fargo & Co.	156,737	11,009,207
		132,721,332
Beverages — 0.8%
Boston Beer Co., Inc., Class A(1)	8,114	2,434,038
PepsiCo, Inc.	87,324	13,278,487
		15,712,525
Biotechnology — 2.8%
BioMarin Pharmaceutical, Inc.(1)	32,151	2,113,285
Exelixis, Inc.(1)	76,818	2,558,040
Gilead Sciences, Inc.	426,774	39,421,114
Incyte Corp.(1)	26,152	1,806,319
Protagonist Therapeutics, Inc.(1)	58,345	2,252,117
United Therapeutics Corp.(1)	6,535	2,305,809
Vertex Pharmaceuticals, Inc.(1)	11,968	4,819,514
		55,276,198
Building Products — 1.3%
A.O. Smith Corp.	20,245	1,380,911
Allegion PLC	38,181	4,989,493
Masco Corp.	128,273	9,308,772
Owens Corning	63,262	10,774,784
		26,453,960
Capital Markets — 3.4%
Affiliated Managers Group, Inc.	27,082	5,008,003
Cboe Global Markets, Inc.	99,488	19,439,955
Evercore, Inc., Class A	5,290	1,466,335
Houlihan Lokey, Inc.	6,205	1,077,560
Interactive Brokers Group, Inc., Class A	59,068	10,435,544
Janus Henderson Group PLC	21,191	901,253
MSCI, Inc.	21,964	13,178,620
SEI Investments Co.	15,020	1,238,850
T. Rowe Price Group, Inc.	121,986	13,795,397
		66,541,517
Chemicals — 0.5%
Axalta Coating Systems Ltd.(1)	237,849	8,139,193
Scotts Miracle-Gro Co.	35,568	2,359,581
		10,498,774
2

	Shares	Value
Commercial Services and Supplies — 0.5%
MSA Safety, Inc.	33,154	$5,495,939
Veralto Corp.	44,660	4,548,621
		10,044,560
Communications Equipment — 0.9%
Cisco Systems, Inc.	103,773	6,143,361
F5, Inc.(1)	42,759	10,752,606
		16,895,967
Construction and Engineering — 0.5%
API Group Corp.(1)	33,852	1,217,656
Dycom Industries, Inc.(1)	16,502	2,872,338
MasTec, Inc.(1)	9,171	1,248,540
Valmont Industries, Inc.	14,731	4,517,556
		9,856,090
Construction Materials — 0.3%
Eagle Materials, Inc.	22,329	5,509,904
Consumer Finance — 1.6%
American Express Co.	53,722	15,944,152
OneMain Holdings, Inc.	21,846	1,138,832
Synchrony Financial	216,214	14,053,910
		31,136,894
Consumer Staples Distribution & Retail — 5.0%
Dollar General Corp.	128,016	9,706,173
Maplebear, Inc.(1)	89,677	3,714,421
Performance Food Group Co.(1)	108,754	9,195,151
Sysco Corp.	127,237	9,728,541
Target Corp.	186,317	25,186,332
U.S. Foods Holding Corp.(1)	167,273	11,284,237
Walmart, Inc.	330,746	29,882,901
		98,697,756
Containers and Packaging — 1.4%
Berry Global Group, Inc.	16,915	1,093,893
Crown Holdings, Inc.	59,752	4,940,893
International Paper Co.	59,234	3,187,974
Packaging Corp. of America	60,025	13,513,428
Sealed Air Corp.	99,378	3,361,958
Silgan Holdings, Inc.	13,125	683,156
		26,781,302
Distributors — 0.3%
LKQ Corp.	162,386	5,967,686
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions, Inc.(1)	8,923	989,115
H&R Block, Inc.	52,663	2,782,713
		3,771,828
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	97,967	2,230,708
Verizon Communications, Inc.	245,923	9,834,461
		12,065,169
Electric Utilities — 0.9%
Evergy, Inc.	163,301	10,051,176
NextEra Energy, Inc.	83,840	6,010,490
OGE Energy Corp.	37,909	1,563,746
		17,625,412
Electrical Equipment — 1.3%
Acuity Brands, Inc.	18,397	5,374,315
3

	Shares	Value
GE Vernova, Inc.	17,486	$5,751,670
Generac Holdings, Inc.(1)	23,073	3,577,469
Hubbell, Inc.	22,968	9,621,065
Powell Industries, Inc.	4,338	961,518
		25,286,037
Energy Equipment and Services — 1.3%
Halliburton Co.	645,103	17,540,351
TechnipFMC PLC	248,666	7,196,394
		24,736,745
Entertainment — 1.2%
Electronic Arts, Inc.	154,233	22,564,288
Roku, Inc.(1)	16,601	1,234,118
		23,798,406
Financial Services — 5.3%
Affirm Holdings, Inc.(1)	32,479	1,977,971
Berkshire Hathaway, Inc., Class B(1)	101,859	46,170,648
Euronet Worldwide, Inc.(1)	6,945	714,224
Global Payments, Inc.	147,874	16,570,760
Jack Henry & Associates, Inc.	10,680	1,872,204
PayPal Holdings, Inc.(1)	443,823	37,880,293
		105,186,100
Food Products — 0.7%
Conagra Brands, Inc.	114,034	3,164,444
General Mills, Inc.	48,982	3,123,582
Hormel Foods Corp.	35,101	1,101,118
Pilgrim's Pride Corp.(1)	48,106	2,183,531
Post Holdings, Inc.(1)	8,684	993,971
Tyson Foods, Inc., Class A	40,797	2,343,380
		12,910,026
Gas Utilities — 0.1%
Atmos Energy Corp.	18,915	2,634,292
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	334,310	20,165,579
Health Care Equipment and Supplies — 2.5%
Abbott Laboratories	66,521	7,524,190
Lantheus Holdings, Inc.(1)	32,065	2,868,535
Medtronic PLC	228,211	18,229,495
ResMed, Inc.	62,431	14,277,345
Solventum Corp.(1)	101,664	6,715,924
		49,615,489
Health Care Providers and Services — 2.3%
Cencora, Inc.	16,590	3,727,441
Cigna Group	13,662	3,772,625
DaVita, Inc.(1)	34,163	5,109,077
Henry Schein, Inc.(1)	11,127	769,988
Labcorp Holdings, Inc.	12,522	2,871,545
McKesson Corp.	29,818	16,993,576
Quest Diagnostics, Inc.	15,810	2,385,097
UnitedHealth Group, Inc.	19,011	9,616,904
		45,246,253
Health Care Technology — 0.7%
Veeva Systems, Inc., Class A(1)	62,646	13,171,322
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.	323,905	5,674,816
4

	Shares	Value
Hotels, Restaurants and Leisure — 0.6%
Booking Holdings, Inc.	1,208	$6,001,851
Darden Restaurants, Inc.	4,995	932,517
Yum! Brands, Inc.	30,206	4,052,437
		10,986,805
Household Durables — 0.4%
Lennar Corp., Class A	32,234	4,395,751
TopBuild Corp.(1)	11,972	3,727,362
		8,123,113
Household Products — 3.2%
Colgate-Palmolive Co.	211,296	19,208,919
Kimberly-Clark Corp.	89,410	11,716,286
Procter & Gamble Co.	190,881	32,001,200
		62,926,405
Industrial REITs — 0.2%
Prologis, Inc.	34,139	3,608,492
Insurance — 3.7%
CNA Financial Corp.	113,741	5,501,652
Everest Group Ltd.	26,355	9,552,633
Hartford Financial Services Group, Inc.	115,683	12,655,720
Marsh & McLennan Cos., Inc.	69,990	14,866,576
Progressive Corp.	13,014	3,118,285
Travelers Cos., Inc.	48,083	11,582,714
W.R. Berkley Corp.	274,230	16,047,940
		73,325,520
IT Services — 2.7%
Accenture PLC, Class A	36,768	12,934,615
Akamai Technologies, Inc.(1)	47,895	4,581,157
Cognizant Technology Solutions Corp., Class A	290,234	22,318,994
International Business Machines Corp.	38,497	8,462,795
Twilio, Inc., Class A(1)	40,836	4,413,555
		52,711,116
Leisure Products — 0.2%
Mattel, Inc.(1)	217,948	3,864,218
Life Sciences Tools and Services — 0.9%
Avantor, Inc.(1)	157,974	3,328,512
Illumina, Inc.(1)	103,467	13,826,295
		17,154,807
Machinery — 5.3%
Caterpillar, Inc.	71,083	25,786,069
Cummins, Inc.	88,628	30,895,721
Donaldson Co., Inc.	69,787	4,700,154
Flowserve Corp.	19,036	1,094,951
Lincoln Electric Holdings, Inc.	34,585	6,483,650
Middleby Corp.(1)	38,386	5,199,384
Parker-Hannifin Corp.	28,758	18,290,951
Snap-on, Inc.	22,403	7,605,370
Stanley Black & Decker, Inc.	10,507	843,607
Watts Water Technologies, Inc., Class A	12,665	2,574,794
		103,474,651
Media — 1.8%
Comcast Corp., Class A	888,395	33,341,465
News Corp., Class A	55,954	1,540,973
		34,882,438
5

	Shares	Value
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	32,935	$2,938,790
WEC Energy Group, Inc.	182,880	17,198,035
		20,136,825
Oil, Gas and Consumable Fuels — 4.0%
APA Corp.	53,898	1,244,505
Chord Energy Corp.	9,032	1,056,021
EOG Resources, Inc.	227,717	27,913,550
Exxon Mobil Corp.	460,007	49,482,953
		79,697,029
Personal Care Products — 1.2%
Estee Lauder Cos., Inc., Class A	63,163	4,735,962
Kenvue, Inc.	862,927	18,423,491
		23,159,453
Pharmaceuticals — 6.0%
Bristol-Myers Squibb Co.	642,815	36,357,616
Jazz Pharmaceuticals PLC(1)	45,950	5,658,743
Johnson & Johnson	315,068	45,565,134
Merck & Co., Inc.	299,399	29,784,213
		117,365,706
Professional Services — 1.4%
CACI International, Inc., Class A(1)	3,314	1,339,055
FTI Consulting, Inc.(1)	5,231	999,801
Jacobs Solutions, Inc.	40,650	5,431,653
KBR, Inc.	18,816	1,090,011
Leidos Holdings, Inc.	98,133	14,137,040
Parsons Corp.(1)	32,772	3,023,217
Science Applications International Corp.	17,457	1,951,343
		27,972,120
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	20,324	5,144,817
Semiconductors and Semiconductor Equipment — 2.9%
Amkor Technology, Inc.	118,527	3,044,959
Broadcom, Inc.	21,808	5,055,967
Cirrus Logic, Inc.(1)	10,150	1,010,737
KLA Corp.	35,890	22,615,007
Marvell Technology, Inc.	160,647	17,743,461
QUALCOMM, Inc.	49,502	7,604,497
		57,074,628
Software — 3.9%
Adobe, Inc.(1)	26,410	11,743,999
AppLovin Corp., Class A(1)	30,567	9,898,512
Dropbox, Inc., Class A(1)	145,954	4,384,458
Microsoft Corp.	24,672	10,399,248
Oracle Corp.	14,490	2,414,614
Salesforce, Inc.	32,301	10,799,193
Synopsys, Inc.(1)	32,557	15,801,865
Zoom Communications, Inc., Class A(1)	142,570	11,635,138
		77,077,027
Specialized REITs — 1.5%
Lamar Advertising Co., Class A	14,583	1,775,334
Public Storage	49,924	14,949,243
SBA Communications Corp.	60,224	12,273,651
		28,998,228
6

	Shares	Value
Specialty Retail — 4.2%
Bath & Body Works, Inc.	261,408	$10,134,788
Best Buy Co., Inc.	124,501	10,682,186
Gap, Inc.	236,004	5,576,775
Home Depot, Inc.	64,991	25,280,849
Lowe's Cos., Inc.	88,259	21,782,321
Ulta Beauty, Inc.(1)	6,794	2,954,914
Williams-Sonoma, Inc.	28,968	5,364,294
		81,776,127
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	96,900	24,265,698
Hewlett Packard Enterprise Co.	932,049	19,899,246
HP, Inc.	107,599	3,510,955
NetApp, Inc.	66,868	7,762,038
		55,437,937
Textiles, Apparel and Luxury Goods — 1.9%
Columbia Sportswear Co.	31,432	2,638,088
Crocs, Inc.(1)	24,518	2,685,457
NIKE, Inc., Class B	201,657	15,259,385
Ralph Lauren Corp.	49,229	11,370,914
Skechers USA, Inc., Class A(1)	89,157	5,994,917
		37,948,761
Trading Companies and Distributors — 1.6%
Core & Main, Inc., Class A(1)	128,594	6,546,721
Ferguson Enterprises, Inc.	91,511	15,883,564
GMS, Inc.(1)	26,416	2,240,869
MSC Industrial Direct Co., Inc., Class A	40,154	2,999,102
Watsco, Inc.	4,510	2,137,244
WESCO International, Inc.	9,012	1,630,812
		31,438,312
TOTAL COMMON STOCKS (Cost $1,648,146,892)		1,951,037,240
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	66,137	66,137
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $2,084,813), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $2,043,820)		2,043,321
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 12/31/31, valued at $12,250,307), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $12,012,969)		12,010,000
		14,053,321
TOTAL SHORT-TERM INVESTMENTS (Cost $14,119,458)		14,119,458
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,662,266,350)		1,965,156,698
OTHER ASSETS AND LIABILITIES — 0.0%		45,988
TOTAL NET ASSETS — 100.0%		$1,965,202,686

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,662,266,350)	$1,965,156,698
Receivable for capital shares sold	331,904
Dividends and interest receivable	2,236,211
1,967,724,813

Liabilities
Payable for capital shares redeemed	1,400,802
Accrued management fees	1,080,362
Distribution and service fees payable	40,083
Dividends payable	880
2,522,127

Net Assets	$1,965,202,686

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,635,149,617
Distributable earnings (loss)	330,053,069
$1,965,202,686

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,592,303,420	43,536,272	$36.57
I Class, $0.01 Par Value	$183,557,370	5,006,444	$36.66
A Class, $0.01 Par Value	$142,942,105	3,918,549	$36.48
C Class, $0.01 Par Value	$4,183,822	115,075	$36.36
R Class, $0.01 Par Value	$11,421,266	312,460	$36.55
R5 Class, $0.01 Par Value	$30,794,703	839,526	$36.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $38.71 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $9,665)	$19,537,248
Interest	287,384
19,824,632

Expenses:
Management fees	6,426,479
Distribution and service fees:
A Class	196,756
C Class	22,292
R Class	31,178
Directors' fees and expenses	63,860
Other expenses	827
6,741,392

Net investment income (loss)	13,083,240

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	153,140,780

Change in net unrealized appreciation (depreciation) on:
Investments	(54,014,500)
Translation of assets and liabilities in foreign currencies	(185)
(54,014,685)

Net realized and unrealized gain (loss)	99,126,095

Net Increase (Decrease) in Net Assets Resulting from Operations	$112,209,335

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$13,083,240	$30,096,092
Net realized gain (loss)	153,140,780	124,079,285
Change in net unrealized appreciation (depreciation)	(54,014,685)	117,372,244
Net increase (decrease) in net assets resulting from operations	112,209,335	271,547,621

Distributions to Shareholders
From earnings:
Investor Class	(11,927,988)	(24,810,893)
I Class	(1,592,440)	(3,703,645)
A Class	(910,994)	(2,125,672)
C Class	(8,387)	(29,992)
R Class	(56,330)	(150,608)
R5 Class	(274,545)	(712,572)
Decrease in net assets from distributions	(14,770,684)	(31,533,382)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(122,157,419)	(403,218,097)

Net increase (decrease) in net assets	(24,718,768)	(163,203,858)

Net Assets
Beginning of period	1,989,921,454	2,153,125,312
End of period	$1,965,202,686	$1,989,921,454
See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Core Value Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks. Income is a secondary objective.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

11

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%
R5 Class		0.0500% to 0.1100%	0.44%

12

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $966,792,486 and $1,092,709,105, respectively.

13

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	700,000,000		700,000,000
Sold	568,925	$21,220,805	1,198,892	$39,180,065
Issued in reinvestment of distributions	304,788	11,337,047	717,682	23,626,223
Redeemed	(2,952,689)	(108,797,699)	(8,283,708)	(267,528,829)
	(2,078,976)	(76,239,847)	(6,367,134)	(204,722,541)
I Class/Shares Authorized	210,000,000		210,000,000
Sold	198,666	7,389,009	900,539	29,499,964
Issued in reinvestment of distributions	41,605	1,551,343	107,335	3,532,548
Redeemed	(737,123)	(27,302,781)	(5,501,863)	(174,476,600)
	(496,852)	(18,362,429)	(4,493,989)	(141,444,088)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	182,634	6,730,948	548,408	17,641,789
Issued in reinvestment of distributions	22,845	847,368	57,411	1,880,758
Redeemed	(713,355)	(26,941,356)	(1,534,009)	(49,823,253)
	(507,876)	(19,363,040)	(928,190)	(30,300,706)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,463	55,027	4,522	149,047
Issued in reinvestment of distributions	207	7,650	865	27,677
Redeemed	(14,278)	(522,185)	(69,559)	(2,234,449)
	(12,608)	(459,508)	(64,172)	(2,057,725)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	26,191	965,224	89,554	2,925,028
Issued in reinvestment of distributions	1,496	55,589	4,543	148,024
Redeemed	(76,840)	(2,836,344)	(232,647)	(7,319,070)
	(49,153)	(1,815,531)	(138,550)	(4,246,018)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	68,618	2,558,960	154,347	5,051,102
Issued in reinvestment of distributions	6,980	260,367	20,476	674,960
Redeemed	(235,346)	(8,736,391)	(804,527)	(26,173,081)
	(159,748)	(5,917,064)	(629,704)	(20,447,019)
Net increase (decrease)	(3,305,213)	$(122,157,419)	(12,621,739)	$(403,218,097)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

14

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,951,037,240	—	—
Short-Term Investments	66,137	$14,053,321	—
	$1,951,103,377	$14,053,321	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,668,915,618
Gross tax appreciation of investments	$336,293,184
Gross tax depreciation of investments	(40,052,104)
Net tax appreciation (depreciation) of investments	$296,241,080

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2024, the fund had accumulated short-term capital losses of $(121,219,579), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
15

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$34.89	0.24	1.71	1.95	(0.27)	—	(0.27)	$36.57	5.58%	0.65%	1.27%	48%	$1,592,303
2024	$30.91	0.49	4.01	4.50	(0.52)	—	(0.52)	$34.89	14.70%	0.66%	1.49%	67%	$1,591,426
2023	$30.12	0.57	0.76	1.33	(0.54)	—	(0.54)	$30.91	4.45%	0.66%	1.86%	179%	$1,606,519
2022	$43.20	0.50	(3.51)	(3.01)	(0.50)	(9.57)	(10.07)	$30.12	(9.84)%	0.65%	1.31%	234%	$1,739,617
2021	$35.99	0.58	12.52	13.10	(0.58)	(5.31)	(5.89)	$43.20	39.42%	0.66%	1.44%	240%	$2,076,714
2020	$36.82	0.76	(0.07)	0.69	(0.77)	(0.75)	(1.52)	$35.99	1.70%	0.67%	2.08%	100%	$1,588,537
I Class
2024(3)	$34.98	0.28	1.71	1.99	(0.31)	—	(0.31)	$36.66	5.68%	0.45%	1.47%	48%	$183,557
2024	$30.98	0.55	4.03	4.58	(0.58)	—	(0.58)	$34.98	14.92%	0.46%	1.69%	67%	$192,481
2023	$30.19	0.64	0.75	1.39	(0.60)	—	(0.60)	$30.98	4.68%	0.46%	2.06%	179%	$309,724
2022	$43.28	0.58	(3.53)	(2.95)	(0.57)	(9.57)	(10.14)	$30.19	(9.67)%	0.45%	1.51%	234%	$466,890
2021	$36.05	0.65	12.55	13.20	(0.66)	(5.31)	(5.97)	$43.28	39.70%	0.46%	1.64%	240%	$584,160
2020	$36.88	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.05	1.90%	0.47%	2.28%	100%	$272,307
A Class
2024(3)	$34.79	0.19	1.72	1.91	(0.22)	—	(0.22)	$36.48	5.48%	0.90%	1.02%	48%	$142,942
2024	$30.82	0.40	4.01	4.41	(0.44)	—	(0.44)	$34.79	14.39%	0.91%	1.24%	67%	$154,015
2023	$30.04	0.49	0.76	1.25	(0.47)	—	(0.47)	$30.82	4.20%	0.91%	1.61%	179%	$165,051
2022	$43.11	0.40	(3.50)	(3.10)	(0.40)	(9.57)	(9.97)	$30.04	(10.07)%	0.90%	1.06%	234%	$171,905
2021	$35.93	0.48	12.49	12.97	(0.48)	(5.31)	(5.79)	$43.11	39.04%	0.91%	1.19%	240%	$180,616
2020	$36.76	0.67	(0.07)	0.60	(0.68)	(0.75)	(1.43)	$35.93	1.46%	0.92%	1.83%	100%	$130,398
C Class
2024(3)	$34.67	0.05	1.71	1.76	(0.07)	—	(0.07)	$36.36	5.08%	1.65%	0.27%	48%	$4,184
2024	$30.71	0.16	3.99	4.15	(0.19)	—	(0.19)	$34.67	13.55%	1.66%	0.49%	67%	$4,427
2023	$29.93	0.26	0.76	1.02	(0.24)	—	(0.24)	$30.71	3.43%	1.66%	0.86%	179%	$5,892
2022	$43.00	0.10	(3.48)	(3.38)	(0.12)	(9.57)	(9.69)	$29.93	(10.76)%	1.65%	0.31%	234%	$8,455
2021	$35.84	0.17	12.48	12.65	(0.18)	(5.31)	(5.49)	$43.00	38.05%	1.66%	0.44%	240%	$12,987
2020	$36.68	0.39	(0.08)	0.31	(0.40)	(0.75)	(1.15)	$35.84	0.68%	1.67%	1.08%	100%	$7,452

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$34.86	0.14	1.72	1.86	(0.17)	—	(0.17)	$36.55	5.33%	1.15%	0.77%	48%	$11,421
2024	$30.88	0.32	4.01	4.33	(0.35)	—	(0.35)	$34.86	14.11%	1.16%	0.99%	67%	$12,606
2023	$30.10	0.41	0.76	1.17	(0.39)	—	(0.39)	$30.88	3.93%	1.16%	1.36%	179%	$15,447
2022	$43.18	0.31	(3.51)	(3.20)	(0.31)	(9.57)	(9.88)	$30.10	(10.30)%	1.15%	0.81%	234%	$15,265
2021	$35.97	0.38	12.51	12.89	(0.37)	(5.31)	(5.68)	$43.18	38.73%	1.16%	0.94%	240%	$18,245
2020	$36.81	0.58	(0.09)	0.49	(0.58)	(0.75)	(1.33)	$35.97	1.18%	1.17%	1.58%	100%	$14,218
R5 Class
2024(3)	$34.99	0.27	1.73	2.00	(0.31)	—	(0.31)	$36.68	5.71%	0.45%	1.47%	48%	$30,795
2024	$31.00	0.56	4.01	4.57	(0.58)	—	(0.58)	$34.99	14.91%	0.46%	1.69%	67%	$34,966
2023	$30.21	0.63	0.76	1.39	(0.60)	—	(0.60)	$31.00	4.64%	0.46%	2.06%	179%	$50,491
2022	$43.29	0.58	(3.52)	(2.94)	(0.57)	(9.57)	(10.14)	$30.21	(9.64)%	0.45%	1.51%	234%	$49,707
2021	$36.06	0.63	12.57	13.20	(0.66)	(5.31)	(5.97)	$43.29	39.68%	0.46%	1.64%	240%	$38,493
2020	$36.89	0.83	(0.07)	0.76	(0.84)	(0.75)	(1.59)	$36.06	1.90%	0.47%	2.28%	100%	$16,388

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91456 2502

Semiannual Financial Statements and Other Information

December 31, 2024

Disciplined Growth Fund
Investor Class (ADSIX)
I Class (ADCIX)
Y Class (ADCYX)
A Class (ADCVX)
C Class (ADCCX)
R Class (ADRRX)
R5 Class (ADGGX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Automobiles — 2.8%
Tesla, Inc.(1)	31,445	$12,698,749
Biotechnology — 1.2%
ADMA Biologics, Inc.(1)	9,106	156,168
Alnylam Pharmaceuticals, Inc.(1)	3,338	785,465
Gilead Sciences, Inc.	31,212	2,883,052
Neurocrine Biosciences, Inc.(1)	5,941	810,946
Vertex Pharmaceuticals, Inc.(1)	1,815	730,901
		5,366,532
Broadline Retail — 5.9%
Amazon.com, Inc.(1)	122,677	26,914,107
Coupang, Inc.(1)	13,730	301,785
		27,215,892
Building Products — 0.4%
Lennox International, Inc.	1,065	648,904
Trane Technologies PLC	3,002	1,108,789
		1,757,693
Capital Markets — 0.1%
MSCI, Inc.	834	500,408
Chemicals — 0.1%
Ecolab, Inc.	583	136,609
RPM International, Inc.	1,649	202,926
		339,535
Commercial Services and Supplies — 0.7%
Cintas Corp.	13,961	2,550,675
MSA Safety, Inc.	1,342	222,463
Rollins, Inc.	12,774	592,075
		3,365,213
Communications Equipment — 1.3%
Arista Networks, Inc.(1)	43,864	4,848,288
Motorola Solutions, Inc.	1,994	921,687
		5,769,975
Construction and Engineering — 0.4%
EMCOR Group, Inc.	1,384	628,198
Quanta Services, Inc.	1,308	413,393
Sterling Infrastructure, Inc.(1)	1,100	185,295
Valmont Industries, Inc.	1,354	415,231
		1,642,117
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp.	9,456	8,664,249
Performance Food Group Co.(1)	5,666	479,060
Target Corp.	6,214	840,009
		9,983,318
Electrical Equipment — 0.1%
Generac Holdings, Inc.(1)	1,763	273,353
Vertiv Holdings Co., Class A	2,466	280,162
		553,515
Energy Equipment and Services — 0.1%
Weatherford International PLC	6,237	446,756
Entertainment — 2.7%
Electronic Arts, Inc.	3,477	508,685
2

	Shares	Value
Netflix, Inc.(1)	8,820	$7,861,443
Spotify Technology SA(1)	8,774	3,925,312
		12,295,440
Financial Services — 4.5%
Fidelity National Information Services, Inc.	16,603	1,341,024
Mastercard, Inc., Class A	18,182	9,574,096
PayPal Holdings, Inc.(1)	13,705	1,169,722
Toast, Inc., Class A(1)	37,012	1,349,087
Visa, Inc., Class A	22,915	7,242,057
		20,675,986
Food Products — 0.1%
Lancaster Colony Corp.	858	148,554
Pilgrim's Pride Corp.(1)	8,183	371,426
		519,980
Ground Transportation — 1.0%
Uber Technologies, Inc.(1)	78,645	4,743,866
Health Care Equipment and Supplies — 0.2%
Intuitive Surgical, Inc.(1)	400	208,784
ResMed, Inc.	3,750	857,588
		1,066,372
Health Care Providers and Services — 0.0%
Hims & Hers Health, Inc.(1)	7,549	182,535
Health Care Technology — 0.6%
Veeva Systems, Inc., Class A(1)	12,094	2,542,764
Hotels, Restaurants and Leisure — 3.4%
Booking Holdings, Inc.	1,311	6,513,599
Chipotle Mexican Grill, Inc.(1)	16,977	1,023,713
DoorDash, Inc., Class A(1)	22,318	3,743,845
DraftKings, Inc., Class A(1)	41,476	1,542,907
Expedia Group, Inc.(1)	11,189	2,084,846
Starbucks Corp.	3,803	347,024
Wingstop, Inc.	1,386	393,901
		15,649,835
Household Products — 0.4%
Colgate-Palmolive Co.	17,679	1,607,198
Kimberly-Clark Corp.	3,202	419,590
		2,026,788
Insurance — 0.4%
Goosehead Insurance, Inc., Class A(1)	4,202	450,539
Progressive Corp.	6,584	1,577,592
		2,028,131
Interactive Media and Services — 10.5%
Alphabet, Inc., Class A	105,897	20,046,302
Alphabet, Inc., Class C	50,114	9,543,710
Meta Platforms, Inc., Class A	30,223	17,695,869
Pinterest, Inc., Class A(1)	33,338	966,802
		48,252,683
IT Services — 0.5%
Accenture PLC, Class A	5,961	2,097,020
Snowflake, Inc., Class A(1)	2,626	405,481
		2,502,501
Life Sciences Tools and Services — 0.2%
Illumina, Inc.(1)	4,912	656,390
Mettler-Toledo International, Inc.(1)	320	391,578
		1,047,968
3

	Shares	Value
Machinery — 0.1%
Caterpillar, Inc.	1,219	$442,204
Mueller Water Products, Inc., Class A	9,030	203,175
		645,379
Media — 0.2%
Trade Desk, Inc., Class A(1)	8,945	1,051,306
Personal Care Products — 0.1%
BellRing Brands, Inc.(1)	6,770	510,052
Pharmaceuticals — 2.3%
Bristol-Myers Squibb Co.	51,093	2,889,820
Eli Lilly & Co.	9,782	7,551,704
		10,441,524
Professional Services — 0.0%
Booz Allen Hamilton Holding Corp.	1,149	147,876
Semiconductors and Semiconductor Equipment — 17.2%
Applied Materials, Inc.	26,366	4,287,903
Broadcom, Inc.	71,453	16,565,663
Impinj, Inc.(1)	2,713	394,090
KLA Corp.	6,023	3,795,213
Lam Research Corp.	57,965	4,186,812
Monolithic Power Systems, Inc.	3,454	2,043,732
NVIDIA Corp.	333,530	44,789,744
QUALCOMM, Inc.	21,671	3,329,099
		79,392,256
Software — 22.4%
Adobe, Inc.(1)	12,813	5,697,685
AppLovin Corp., Class A(1)	10,044	3,252,548
Atlassian Corp., Class A(1)	2,905	707,019
Cadence Design Systems, Inc.(1)	4,027	1,209,952
Crowdstrike Holdings, Inc., Class A(1)	9,142	3,128,027
Datadog, Inc., Class A(1)	21,937	3,134,578
DocuSign, Inc.(1)	11,406	1,025,856
Dynatrace, Inc.(1)	19,760	1,073,956
Fair Isaac Corp.(1)	760	1,513,107
Fortinet, Inc.(1)	35,464	3,350,639
HubSpot, Inc.(1)	315	219,483
Intuit, Inc.	9,640	6,058,740
Microsoft Corp.	107,902	45,480,693
Nutanix, Inc., Class A(1)	10,350	633,213
Palantir Technologies, Inc., Class A(1)	36,399	2,752,856
Palo Alto Networks, Inc.(1)	23,468	4,270,237
Pegasystems, Inc.	2,562	238,778
Salesforce, Inc.	26,702	8,927,280
ServiceNow, Inc.(1)	7,372	7,815,205
Workday, Inc., Class A(1)	10,876	2,806,334
Zscaler, Inc.(1)	884	159,482
		103,455,668
Specialty Retail — 1.6%
Burlington Stores, Inc.(1)	1,621	462,082
Home Depot, Inc.	4,498	1,749,677
Lowe's Cos., Inc.	10,310	2,544,508
TJX Cos., Inc.	15,320	1,850,809
Williams-Sonoma, Inc.	5,171	957,566
		7,564,642
4

	Shares	Value
Technology Hardware, Storage and Peripherals — 13.5%
Apple, Inc.	238,551	$59,737,941
NetApp, Inc.	8,104	940,712
Pure Storage, Inc., Class A(1)	23,771	1,460,253
		62,138,906
Textiles, Apparel and Luxury Goods — 1.0%
Crocs, Inc.(1)	4,849	531,111
Deckers Outdoor Corp.(1)	4,218	856,633
NIKE, Inc., Class B	34,640	2,621,209
Skechers USA, Inc., Class A(1)	6,812	458,039
		4,466,992
Trading Companies and Distributors — 1.1%
Fastenal Co.	14,913	1,072,394
Watsco, Inc.	820	388,590
WW Grainger, Inc.	3,251	3,426,716
		4,887,700
TOTAL COMMON STOCKS (Cost $185,396,905)		457,876,853
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	281	281
Repurchase Agreements — 0.8%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $559,307), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $548,310)		548,176
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $3,286,745), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $3,222,797)		3,222,000
		3,770,176
TOTAL SHORT-TERM INVESTMENTS (Cost $3,770,457)		3,770,457
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $189,167,362)		461,647,310
OTHER ASSETS AND LIABILITIES — (0.1)%		(353,077)
TOTAL NET ASSETS — 100.0%		$461,294,233

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $189,167,362)	$461,647,310
Receivable for capital shares sold	236,803
Dividends and interest receivable	59,925
461,944,038

Liabilities
Payable for capital shares redeemed	273,284
Accrued management fees	353,293
Distribution and service fees payable	23,228
649,805

Net Assets	$461,294,233

Net Assets Consist of:
Capital (par value and paid-in surplus)	$180,680,320
Distributable earnings (loss)	280,613,913
$461,294,233

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$291,330,598	13,050,650	$22.32
I Class, $0.01 Par Value	$88,149,537	3,856,100	$22.86
Y Class, $0.01 Par Value	$469,610	20,444	$22.97
A Class, $0.01 Par Value	$60,419,267	2,836,200	$21.30
C Class, $0.01 Par Value	$2,625,589	159,669	$16.44
R Class, $0.01 Par Value	$16,973,276	859,010	$19.76
R5 Class, $0.01 Par Value	$1,326,356	57,946	$22.89
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $22.60 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
6

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $640)	$1,191,807
Interest	86,672
1,278,479

Expenses:
Management fees	2,170,017
Distribution and service fees:
A Class	73,919
C Class	15,077
R Class	42,176
Directors' fees and expenses	13,863
2,315,052
Fees waived(1)	(173,446)
2,141,606

Net investment income (loss)	(863,127)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	21,888,649
Futures contract transactions	79,426
21,968,075

Change in net unrealized appreciation (depreciation) on investments	20,194,840

Net realized and unrealized gain (loss)	42,162,915

Net Increase (Decrease) in Net Assets Resulting from Operations	$41,299,788
(1)Amount consists of $109,919, $32,465, $205, $22,749, $1,148, $6,464 and $496 for Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class, respectively.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$(863,127)	$194,138
Net realized gain (loss)	21,968,075	275,820,541
Change in net unrealized appreciation (depreciation)	20,194,840	(123,555,805)
Net increase (decrease) in net assets resulting from operations	41,299,788	152,458,874

Distributions to Shareholders
From earnings:
Investor Class	(93,356,616)	(99,698)
I Class	(29,983,980)	(39,707)
Y Class	(170,220)	(390)
A Class	(19,891,592)	(10,054)
C Class	(1,164,007)	—
R Class	(5,680,778)	—
R5 Class	(393,269)	(689)
G Class	—	(1,726,883)
Decrease in net assets from distributions	(150,640,462)	(1,877,421)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	123,342,548	(599,184,003)

Net increase (decrease) in net assets	14,001,874	(448,602,550)

Net Assets
Beginning of period	447,292,359	895,894,909
End of period	$461,294,233	$447,292,359

See Notes to Financial Statements.
8

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Disciplined Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, Y Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.  On December 15, 2023, there were no outstanding G Class shares and the fund discontinued offering G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the
9

custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually. The fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. From July 1, 2024 through July 31, 2024, the investment advisor agreed to waive 0.01% of the fund's management fee. Effective August 1, 2024, the investment advisor agreed to increase the amount of the waiver from 0.01% to 0.09% of the fund's management fee. The investment advisor expects this waiver to continue until October 31, 2025 and cannot terminate it prior to such date without the approval of the Board of Directors.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee before and after waiver for each class for the period ended December 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
			Before Waiver	After Waiver
Investor Class	0.6880% to 0.8700%	0.2500% to 0.3100%	0.99%	0.91%
I Class		0.0500% to 0.1100%	0.79%	0.71%
Y Class		0.0000% to 0.0600%	0.74%	0.66%
A Class		0.2500% to 0.3100%	0.99%	0.91%
C Class		0.2500% to 0.3100%	0.99%	0.91%
R Class		0.2500% to 0.3100%	0.99%	0.91%
R5 Class		0.0500% to 0.1100%	0.79%	0.71%

10

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $116,586,438 and $144,240,880, respectively.

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5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	480,000,000		480,000,000
Sold	984,119	$29,017,704	1,988,114	$48,146,076
Issued in reinvestment of distributions	3,821,599	88,852,190	3,999	96,746
Redeemed	(1,591,291)	(44,810,176)	(4,937,104)	(117,024,384)
	3,214,427	73,059,718	(2,944,991)	(68,781,562)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	640,187	19,436,320	481,180	12,009,048
Issued in reinvestment of distributions	1,258,916	29,974,783	1,617	39,693
Redeemed	(863,096)	(22,098,387)	(678,571)	(16,190,061)
	1,036,007	27,312,716	(195,774)	(4,141,320)
Y Class/Shares Authorized	40,000,000		40,000,000
Sold	312	9,595	6,539	157,355
Issued in reinvestment of distributions	7,116	170,219	16	390
Redeemed	(4,980)	(124,499)	(11,957)	(303,829)
	2,448	55,315	(5,402)	(146,084)
A Class/Shares Authorized	50,000,000		50,000,000
Sold	160,808	4,457,365	378,220	8,682,073
Issued in reinvestment of distributions	879,715	19,520,873	420	9,861
Redeemed	(239,858)	(6,238,017)	(380,876)	(9,015,114)
	800,665	17,740,221	(2,236)	(323,180)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	4,047	93,505	14,938	314,193
Issued in reinvestment of distributions	67,869	1,162,591	—	—
Redeemed	(42,129)	(806,494)	(93,373)	(1,795,977)
	29,787	449,602	(78,435)	(1,481,784)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	77,914	2,088,020	174,254	3,909,738
Issued in reinvestment of distributions	276,034	5,680,778	—	—
Redeemed	(116,508)	(3,197,787)	(215,428)	(4,550,760)
	237,440	4,571,011	(41,174)	(641,022)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	1,996	51,795	27,757	669,476
Issued in reinvestment of distributions	16,496	393,269	28	689
Redeemed	(9,823)	(291,099)	(1,666)	(44,244)
	8,669	153,965	26,119	625,921
G Class/Shares Authorized	550,000,000		550,000,000
Sold	—	—	247,767	5,449,116
Issued in reinvestment of distributions	—	—	73,610	1,726,883
Redeemed	—	—	(22,635,694)	(531,470,971)
			(22,314,317)	(524,294,972)
Net increase (decrease)	5,329,443	$123,342,548	(25,556,210)	$(599,184,003)

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6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$457,876,853	—	—
Short-Term Investments	281	$3,770,176	—
	$457,877,134	$3,770,176	—

7. Derivative Instruments

Equity Price Risk — The fund is subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). A fund may incur charges or earn income on cash deposit balances, which are reflected in interest expenses or interest income, respectively. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.  During the period, the fund participated in equity price risk derivative instruments for temporary investment purposes.

At period end, the fund did not have any derivative instruments disclosed on the Statement of Assets and Liabilities. For the six months ended December 31, 2024, the effect of equity price risk derivative instruments on the Statement of Operations was $79,426 in net realized gain (loss) on futures contract transactions.

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,113,342
Gross tax appreciation of investments	$274,828,004
Gross tax depreciation of investments	(3,294,036)
Net tax appreciation (depreciation) of investments	$271,533,968

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$29.01	(0.05)	3.14	3.09	—	(9.78)	(9.78)	$22.32	9.30%	0.92%	1.00%	(0.36)%	(0.44)%	26%	$291,331
2024	$21.70	(0.07)	7.39	7.32	(0.01)	—	(0.01)	$29.01	33.74%	1.00%	1.01%	(0.29)%	(0.30)%	40%	$285,301
2023	$17.68	0.01	4.01	4.02	—	—	—	$21.70	22.74%	1.00%	1.01%	0.06%	0.05%	142%	$277,357
2022	$26.83	(0.06)	(3.76)	(3.82)	—	(5.33)	(5.33)	$17.68	(19.47)%	0.99%	1.00%	(0.14)%	(0.15)%	205%	$248,369
2021	$24.39	(0.07)	7.17	7.10	—	(4.66)	(4.66)	$26.83	31.26%	1.00%	1.01%	(0.28)%	(0.29)%	189%	$273,391
2020	$21.76	(0.02)	4.59	4.57	—	(1.94)	(1.94)	$24.39	22.13%	1.01%	1.02%	(0.10)%	(0.11)%	142%	$238,408
I Class
2024(3)	$29.47	(0.02)	3.19	3.17	—	(9.78)	(9.78)	$22.86	9.43%	0.72%	0.80%	(0.16)%	(0.24)%	26%	$88,150
2024	$22.00	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.47	34.03%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$83,098
2023	$17.92	0.05	4.06	4.11	(0.03)	—	(0.03)	$22.00	22.96%	0.80%	0.81%	0.26%	0.25%	142%	$66,363
2022	$27.08	(0.02)	(3.81)	(3.83)	—	(5.33)	(5.33)	$17.92	(19.31)%	0.79%	0.80%	0.06%	0.05%	205%	$97,606
2021	$24.54	(0.02)	7.22	7.20	—	(4.66)	(4.66)	$27.08	31.50%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$149,388
2020	$21.84	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.54	22.38%	0.81%	0.82%	0.10%	0.09%	142%	$136,351
Y Class
2024(3)	$29.56	(0.02)	3.21	3.19	—	(9.78)	(9.78)	$22.97	9.48%	0.67%	0.75%	(0.11)%	(0.19)%	26%	$470
2024	$22.06	(0.01)	7.53	7.52	(0.02)	—	(0.02)	$29.56	34.08%	0.75%	0.76%	(0.04)%	(0.05)%	40%	$532
2023	$17.97	0.02	4.11	4.13	(0.04)	—	(0.04)	$22.06	23.02%	0.75%	0.76%	0.31%	0.30%	142%	$516
2022	$27.13	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.97	(19.27)%	0.74%	0.75%	0.11%	0.10%	205%	$95
2021	$24.56	(0.01)	7.24	7.23	—	(4.66)	(4.66)	$27.13	31.61%	0.75%	0.76%	(0.03)%	(0.04)%	189%	$159
2020	$21.85	0.04	4.61	4.65	—	(1.94)	(1.94)	$24.56	22.42%	0.76%	0.77%	0.15%	0.14%	142%	$232
A Class
2024(3)	$28.11	(0.09)	3.06	2.97	—	(9.78)	(9.78)	$21.30	9.17%	1.17%	1.25%	(0.61)%	(0.69)%	26%	$60,419
2024	$21.08	(0.13)	7.16	7.03	—(4)	—	—(4)	$28.11	33.44%	1.25%	1.26%	(0.54)%	(0.55)%	40%	$57,212
2023	$17.22	(0.04)	3.90	3.86	—	—	—	$21.08	22.43%	1.25%	1.26%	(0.19)%	(0.20)%	142%	$42,947
2022	$26.31	(0.12)	(3.64)	(3.76)	—	(5.33)	(5.33)	$17.22	(19.69)%	1.24%	1.25%	(0.39)%	(0.40)%	205%	$36,573
2021	$24.05	(0.13)	7.05	6.92	—	(4.66)	(4.66)	$26.31	30.93%	1.25%	1.26%	(0.53)%	(0.54)%	189%	$47,150
2020	$21.53	(0.08)	4.54	4.46	—	(1.94)	(1.94)	$24.05	21.84%	1.26%	1.27%	(0.35)%	(0.36)%	142%	$34,139

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2024(3)	$23.75	(0.16)	2.63	2.47	—	(9.78)	(9.78)	$16.44	8.74%	1.92%	2.00%	(1.36)%	(1.44)%	26%	$2,626
2024	$17.94	(0.26)	6.07	5.81	—	—	—	$23.75	32.46%	2.00%	2.01%	(1.29)%	(1.30)%	40%	$3,084
2023	$14.76	(0.14)	3.32	3.18	—	—	—	$17.94	21.48%	2.00%	2.01%	(0.94)%	(0.95)%	142%	$3,737
2022	$23.41	(0.27)	(3.05)	(3.32)	—	(5.33)	(5.33)	$14.76	(20.27)%	1.99%	2.00%	(1.14)%	(1.15)%	205%	$7,820
2021	$21.99	(0.29)	6.37	6.08	—	(4.66)	(4.66)	$23.41	29.92%	2.00%	2.01%	(1.28)%	(1.29)%	189%	$16,775
2020	$19.98	(0.22)	4.17	3.95	—	(1.94)	(1.94)	$21.99	20.94%	2.01%	2.02%	(1.10)%	(1.11)%	142%	$22,346
R Class
2024(3)	$26.73	(0.12)	2.93	2.81	—	(9.78)	(9.78)	$19.76	9.06%	1.42%	1.50%	(0.86)%	(0.94)%	26%	$16,973
2024	$20.09	(0.18)	6.82	6.64	—	—	—	$26.73	33.12%	1.50%	1.51%	(0.79)%	(0.80)%	40%	$16,612
2023	$16.45	(0.08)	3.72	3.64	—	—	—	$20.09	22.14%	1.50%	1.51%	(0.44)%	(0.45)%	142%	$13,312
2022	$25.42	(0.17)	(3.47)	(3.64)	—	(5.33)	(5.33)	$16.45	(19.93)%	1.49%	1.50%	(0.64)%	(0.65)%	205%	$10,481
2021	$23.42	(0.19)	6.85	6.66	—	(4.66)	(4.66)	$25.42	30.63%	1.50%	1.51%	(0.78)%	(0.79)%	189%	$12,958
2020	$21.06	(0.13)	4.43	4.30	—	(1.94)	(1.94)	$23.42	21.56%	1.51%	1.52%	(0.60)%	(0.61)%	142%	$9,548
R5 Class
2024(3)	$29.49	(0.02)	3.20	3.18	—	(9.78)	(9.78)	$22.89	9.46%	0.72%	0.80%	(0.16)%	(0.24)%	26%	$1,326
2024	$22.02	(0.03)	7.51	7.48	(0.01)	—	(0.01)	$29.49	34.00%	0.80%	0.81%	(0.09)%	(0.10)%	40%	$1,453
2023	$17.94	0.07	4.04	4.11	(0.03)	—	(0.03)	$22.02	23.01%	0.80%	0.81%	0.26%	0.25%	142%	$510
2022	$27.10	(0.01)	(3.82)	(3.83)	—	(5.33)	(5.33)	$17.94	(19.34)%	0.79%	0.80%	0.06%	0.05%	205%	$1,390
2021	$24.55	(0.02)	7.23	7.21	—	(4.66)	(4.66)	$27.10	31.53%	0.80%	0.81%	(0.08)%	(0.09)%	189%	$1,528
2020	$21.85	0.02	4.62	4.64	—	(1.94)	(1.94)	$24.55	22.37%	0.81%	0.82%	0.10%	0.09%	142%	$1,153

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91454 2502

Semiannual Financial Statements and Other Information

December 31, 2024

Equity Growth Fund
Investor Class (BEQGX)
I Class (AMEIX)
A Class (BEQAX)
C Class (AEYCX)
R Class (AEYRX)
R5 Class (AEYGX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.6%
Axon Enterprise, Inc.(1)	13,949	$8,290,170
Lockheed Martin Corp.	21,494	10,444,794
RTX Corp.	76,907	8,899,678
		27,634,642
Air Freight and Logistics — 0.9%
Expeditors International of Washington, Inc.	4,175	462,465
FedEx Corp.	35,198	9,902,253
United Parcel Service, Inc., Class B	43,848	5,529,233
		15,893,951
Automobiles — 1.4%
Tesla, Inc.(1)	58,861	23,770,426
Banks — 3.1%
Bank of America Corp.	162,865	7,157,917
JPMorgan Chase & Co.	109,047	26,139,656
U.S. Bancorp	228,238	10,916,624
Wells Fargo & Co.	141,673	9,951,111
		54,165,308
Beverages — 0.1%
PepsiCo, Inc.	16,070	2,443,604
Biotechnology — 2.5%
AbbVie, Inc.	67,019	11,909,276
ADMA Biologics, Inc.(1)	58,142	997,135
Alnylam Pharmaceuticals, Inc.(1)	31,656	7,448,974
Amgen, Inc.	6,700	1,746,288
Gilead Sciences, Inc.	151,743	14,016,501
Halozyme Therapeutics, Inc.(1)	17,326	828,356
Neurocrine Biosciences, Inc.(1)	24,227	3,306,986
Protagonist Therapeutics, Inc.(1)	31,188	1,203,857
PTC Therapeutics, Inc.(1)	29,894	1,349,415
Rhythm Pharmaceuticals, Inc.(1)	20,484	1,146,694
		43,953,482
Broadline Retail — 5.0%
Amazon.com, Inc.(1)	387,189	84,945,395
eBay, Inc.	18,176	1,126,003
		86,071,398
Building Products — 0.5%
Carlisle Cos., Inc.	2,979	1,098,775
Griffon Corp.	19,097	1,361,043
Masco Corp.	19,876	1,442,401
Owens Corning	13,674	2,328,956
Trane Technologies PLC	4,372	1,614,798
		7,845,973
Capital Markets — 1.1%
Affiliated Managers Group, Inc.	10,621	1,964,035
Cboe Global Markets, Inc.	20,946	4,092,849
FactSet Research Systems, Inc.	4,030	1,935,528
MarketAxess Holdings, Inc.	7,430	1,679,477
MSCI, Inc.	14,573	8,743,946
T. Rowe Price Group, Inc.	8,194	926,660
		19,342,495
2

	Shares	Value
Chemicals — 0.2%
International Flavors & Fragrances, Inc.	30,474	$2,576,577
Commercial Services and Supplies — 0.5%
MSA Safety, Inc.	6,305	1,045,180
Republic Services, Inc.	13,523	2,720,557
Veralto Corp.	21,995	2,240,191
Waste Management, Inc.	13,844	2,793,581
		8,799,509
Communications Equipment — 1.4%
Cisco Systems, Inc.	343,731	20,348,875
F5, Inc.(1)	15,312	3,850,509
		24,199,384
Construction and Engineering — 0.1%
Granite Construction, Inc.	13,769	1,207,679
Consumer Finance — 0.5%
American Express Co.	9,345	2,773,503
Capital One Financial Corp.	4,855	865,744
OneMain Holdings, Inc.	12,980	676,647
Synchrony Financial	62,778	4,080,570
		8,396,464
Consumer Staples Distribution & Retail — 2.4%
Dollar General Corp.	67,769	5,138,246
Sysco Corp.	136,416	10,430,367
Target Corp.	65,998	8,921,610
Walmart, Inc.	191,938	17,341,598
		41,831,821
Containers and Packaging — 0.1%
Berry Global Group, Inc.	13,137	849,570
Diversified Consumer Services — 0.0%
ADT, Inc.	108,543	750,032
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc.	210,919	8,434,651
Electric Utilities — 0.3%
American Electric Power Co., Inc.	30,996	2,858,761
NextEra Energy, Inc.	26,960	1,932,762
		4,791,523
Electrical Equipment — 0.6%
Acuity Brands, Inc.	6,009	1,755,409
GE Vernova, Inc.	6,306	2,074,233
Generac Holdings, Inc.(1)	13,651	2,116,587
nVent Electric PLC	54,026	3,682,412
Powell Industries, Inc.	3,938	872,858
		10,501,499
Electronic Equipment, Instruments and Components — 0.4%
Corning, Inc.	31,160	1,480,723
TE Connectivity PLC	42,729	6,108,965
		7,589,688
Energy Equipment and Services — 0.9%
Baker Hughes Co.	34,303	1,407,109
Halliburton Co.	268,435	7,298,748
Schlumberger NV	185,093	7,096,465
		15,802,322
Entertainment — 0.9%
Electronic Arts, Inc.	49,562	7,250,921
Netflix, Inc.(1)	8,998	8,020,097
		15,271,018
3

	Shares	Value
Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	32,696	$14,820,443
Mastercard, Inc., Class A	42,966	22,624,607
PayPal Holdings, Inc.(1)	106,423	9,083,203
Visa, Inc., Class A	95,755	30,262,410
		76,790,663
Food Products — 0.7%
Conagra Brands, Inc.	6,450	178,988
General Mills, Inc.	98,237	6,264,573
Hormel Foods Corp.	29,049	911,267
Ingredion, Inc.	11,513	1,583,728
McCormick & Co., Inc.	32,242	2,458,130
		11,396,686
Ground Transportation — 0.8%
Uber Technologies, Inc.(1)	220,586	13,305,748
Health Care Equipment and Supplies — 1.8%
Align Technology, Inc.(1)	12,166	2,536,733
Dexcom, Inc.(1)	15,563	1,210,334
Lantheus Holdings, Inc.(1)	27,353	2,446,999
LivaNova PLC(1)	38,945	1,803,543
Medtronic PLC	133,818	10,689,382
ResMed, Inc.	46,945	10,735,852
Solventum Corp.(1)	26,794	1,770,012
		31,192,855
Health Care Providers and Services — 0.8%
Cencora, Inc.	2,543	571,361
Cigna Group	5,947	1,642,205
DaVita, Inc.(1)	9,511	1,422,370
HCA Healthcare, Inc.	15,619	4,688,043
Hims & Hers Health, Inc.(1)	74,603	1,803,900
McKesson Corp.	4,744	2,703,653
UnitedHealth Group, Inc.	1,293	654,077
		13,485,609
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	26,599	5,592,440
Hotels, Restaurants and Leisure — 1.8%
Booking Holdings, Inc.	3,500	17,389,470
Expedia Group, Inc.(1)	41,107	7,659,468
Starbucks Corp.	71,385	6,513,881
		31,562,819
Household Durables — 0.1%
Lennar Corp., Class A	9,408	1,282,969
Household Products — 2.1%
Clorox Co.	19,713	3,201,588
Colgate-Palmolive Co.	104,071	9,461,095
Kimberly-Clark Corp.	56,262	7,372,572
Procter & Gamble Co.	92,660	15,534,449
		35,569,704
Industrial Conglomerates — 0.5%
Honeywell International, Inc.	37,556	8,483,525
Insurance — 2.5%
Aon PLC, Class A	7,528	2,703,756
Arch Capital Group Ltd.	36,868	3,404,760
Chubb Ltd.	12,356	3,413,963
Everest Group Ltd.	10,292	3,730,438
4

	Shares	Value
Hartford Financial Services Group, Inc.	26,350	$2,882,690
Marsh & McLennan Cos., Inc.	11,153	2,369,009
MetLife, Inc.	52,296	4,281,997
Progressive Corp.	9,764	2,339,552
Reinsurance Group of America, Inc.	4,211	899,596
Travelers Cos., Inc.	38,073	9,171,405
W.R. Berkley Corp.	133,991	7,841,153
		43,038,319
Interactive Media and Services — 6.6%
Alphabet, Inc., Class A	192,257	36,394,250
Alphabet, Inc., Class C	209,959	39,984,592
Meta Platforms, Inc., Class A	62,610	36,658,781
		113,037,623
IT Services — 0.9%
Accenture PLC, Class A	9,318	3,277,979
Cognizant Technology Solutions Corp., Class A	30,262	2,327,148
International Business Machines Corp.	48,754	10,717,592
		16,322,719
Life Sciences Tools and Services — 1.1%
Agilent Technologies, Inc.	43,627	5,860,851
Illumina, Inc.(1)	40,717	5,441,013
IQVIA Holdings, Inc.(1)	8,725	1,714,550
Medpace Holdings, Inc.(1)	3,614	1,200,679
Mettler-Toledo International, Inc.(1)	1,611	1,971,348
Thermo Fisher Scientific, Inc.	6,500	3,381,495
		19,569,936
Machinery — 2.1%
Caterpillar, Inc.	54,746	19,859,659
Cummins, Inc.	21,486	7,490,020
Donaldson Co., Inc.	20,160	1,357,776
Dover Corp.	4,785	897,666
Middleby Corp.(1)	2,436	329,956
Otis Worldwide Corp.	12,515	1,159,014
PACCAR, Inc.	28,062	2,919,009
Parker-Hannifin Corp.	4,247	2,701,220
		36,714,320
Media — 0.6%
Comcast Corp., Class A	256,871	9,640,369
Metals and Mining — 0.0%
Cleveland-Cliffs, Inc.(1)	54,671	513,907
Multi-Utilities — 0.4%
Consolidated Edison, Inc.	13,014	1,161,239
WEC Energy Group, Inc.	64,173	6,034,829
		7,196,068
Oil, Gas and Consumable Fuels — 1.3%
EOG Resources, Inc.	40,461	4,959,709
Exxon Mobil Corp.	109,261	11,753,206
Hess Corp.	10,077	1,340,342
Occidental Petroleum Corp.	85,884	4,243,528
		22,296,785
Personal Care Products — 0.4%
Estee Lauder Cos., Inc., Class A	17,910	1,342,892
Kenvue, Inc.	258,499	5,518,953
		6,861,845
5

	Shares	Value
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	362,121	$20,481,564
Eli Lilly & Co.	22,259	17,183,948
Johnson & Johnson	94,184	13,620,890
Merck & Co., Inc.	230,980	22,977,890
Zoetis, Inc.	6,782	1,104,991
		75,369,283
Professional Services — 0.7%
Automatic Data Processing, Inc.	8,730	2,555,533
Jacobs Solutions, Inc.	28,491	3,806,967
Leidos Holdings, Inc.	22,085	3,181,565
SS&C Technologies Holdings, Inc.	33,028	2,502,862
		12,046,927
Retail REITs — 0.4%
Simon Property Group, Inc.	39,434	6,790,929
Semiconductors and Semiconductor Equipment — 12.4%
Amkor Technology, Inc.	32,307	829,967
Applied Materials, Inc.	94,955	15,442,532
Broadcom, Inc.	117,674	27,281,540
Cirrus Logic, Inc.(1)	16,839	1,676,828
Entegris, Inc.	7,926	785,150
KLA Corp.	10,588	6,671,711
Lam Research Corp.	98,706	7,129,534
Monolithic Power Systems, Inc.	1,992	1,178,666
NVIDIA Corp.	934,918	125,550,138
NXP Semiconductors NV	52,246	10,859,331
QUALCOMM, Inc.	112,428	17,271,189
		214,676,586
Software — 13.9%
Adobe, Inc.(1)	34,615	15,392,598
AppLovin Corp., Class A(1)	59,843	19,378,959
Atlassian Corp., Class A(1)	24,917	6,064,299
Autodesk, Inc.(1)	13,541	4,002,313
Crowdstrike Holdings, Inc., Class A(1)	19,877	6,801,114
Datadog, Inc., Class A(1)	20,604	2,944,106
Fortinet, Inc.(1)	116,065	10,965,821
Gen Digital, Inc.	71,765	1,964,926
Intuit, Inc.	17,683	11,113,766
Microsoft Corp.	260,111	109,636,787
Nutanix, Inc., Class A(1)	23,012	1,407,874
Oracle Corp.	22,649	3,774,229
Salesforce, Inc.	82,973	27,740,363
ServiceNow, Inc.(1)	13,582	14,398,550
Synopsys, Inc.(1)	4,995	2,424,373
Zoom Communications, Inc., Class A(1)	26,434	2,157,279
		240,167,357
Specialized REITs — 0.3%
Public Storage	8,134	2,435,645
SBA Communications Corp.	12,844	2,617,607
		5,053,252
Specialty Retail — 3.9%
Abercrombie & Fitch Co., Class A(1)	20,515	3,066,377
Best Buy Co., Inc.	28,404	2,437,063
Gap, Inc.	120,604	2,849,872
Home Depot, Inc.	81,102	31,547,867
6

	Shares	Value
Lowe's Cos., Inc.	53,401	$13,179,367
Ross Stores, Inc.	46,037	6,964,017
TJX Cos., Inc.	49,320	5,958,349
Ulta Beauty, Inc.(1)	3,234	1,406,564
		67,409,476
Technology Hardware, Storage and Peripherals — 7.4%
Apple, Inc.	462,295	115,767,914
Hewlett Packard Enterprise Co.	248,137	5,297,725
NetApp, Inc.	38,484	4,467,222
Pure Storage, Inc., Class A(1)	31,537	1,937,318
		127,470,179
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., Class B	105,896	8,013,150
Ralph Lauren Corp.	26,220	6,056,296
		14,069,446
Trading Companies and Distributors — 0.9%
Core & Main, Inc., Class A(1)	58,789	2,992,948
Ferguson Enterprises, Inc.	36,347	6,308,749
GMS, Inc.(1)	15,988	1,356,262
MSC Industrial Direct Co., Inc., Class A	10,584	790,519
United Rentals, Inc.	1,525	1,074,271
WESCO International, Inc.	20,406	3,692,670
		16,215,419
TOTAL COMMON STOCKS (Cost $1,081,638,485)		1,715,246,779
SHORT-TERM INVESTMENTS — 0.7%
Money Market Funds — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	108,865	108,865
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $1,907,077), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $1,869,579)		1,869,122
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $11,205,836), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $10,988,716)		10,986,000
		12,855,122
TOTAL SHORT-TERM INVESTMENTS (Cost $12,963,987)		12,963,987
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $1,094,602,472)		1,728,210,766
OTHER ASSETS AND LIABILITIES — (0.1)%		(2,550,083)
TOTAL NET ASSETS — 100.0%		$1,725,660,683

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
7

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $1,094,602,472)	$1,728,210,766
Receivable for capital shares sold	206,607
Dividends and interest receivable	1,268,130
1,729,685,503

Liabilities
Payable for capital shares redeemed	3,044,919
Accrued management fees	959,359
Distribution and service fees payable	20,542
4,024,820

Net Assets	$1,725,660,683

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,049,860,208
Distributable earnings (loss)	675,800,475
$1,725,660,683

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$1,578,460,877	46,987,912	$33.59
I Class, $0.01 Par Value	$74,526,052	2,214,658	$33.65
A Class, $0.01 Par Value	$46,728,213	1,394,383	$33.51
C Class, $0.01 Par Value	$1,062,905	32,793	$32.41
R Class, $0.01 Par Value	$21,318,234	635,886	$33.53
R5 Class, $0.01 Par Value	$3,564,402	105,898	$33.66
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $35.55 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
8

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $15,893)	$10,781,138
Interest	253,162
11,034,300

Expenses:
Management fees	5,501,547
Distribution and service fees:
A Class	66,824
C Class	5,973
R Class	53,018
Directors' fees and expenses	53,086
Other expenses	60
5,680,508

Net investment income (loss)	5,353,792

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	123,656,568

Change in net unrealized appreciation (depreciation) on:
Investments	3,997,340
Translation of assets and liabilities in foreign currencies	(1,051)
3,996,289

Net realized and unrealized gain (loss)	127,652,857

Net Increase (Decrease) in Net Assets Resulting from Operations	$133,006,649

See Notes to Financial Statements.
9

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$5,353,792	$11,825,946
Net realized gain (loss)	123,656,568	174,473,643
Change in net unrealized appreciation (depreciation)	3,996,289	177,965,738
Net increase (decrease) in net assets resulting from operations	133,006,649	364,265,327

Distributions to Shareholders
From earnings:
Investor Class	(5,159,945)	(10,749,978)
I Class	(332,377)	(806,062)
A Class	(103,720)	(266,137)
C Class	—	(81)
R Class	(12,586)	(48,187)
R5 Class	(19,068)	(49,080)
Decrease in net assets from distributions	(5,627,696)	(11,919,525)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(85,152,393)	(416,447,420)

Net increase (decrease) in net assets	42,226,560	(64,101,618)

Net Assets
Beginning of period	1,683,434,123	1,747,535,741
End of period	$1,725,660,683	$1,683,434,123

See Notes to Financial Statements.
10

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Equity Growth Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing in common stocks.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

11

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%
R5 Class		0.0500% to 0.1100%	0.44%

12

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $614,409,239 and $703,086,092, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	850,000,000		850,000,000
Sold	869,030	$28,353,793	2,088,450	$57,073,357
Issued in reinvestment of distributions	150,973	5,004,341	377,823	10,422,914
Redeemed	(2,925,269)	(95,211,489)	(8,470,256)	(228,934,010)
	(1,905,266)	(61,853,355)	(6,003,983)	(161,437,739)
I Class/Shares Authorized	140,000,000		140,000,000
Sold	70,849	2,301,855	381,269	10,677,457
Issued in reinvestment of distributions	9,616	319,554	28,410	775,028
Redeemed	(268,598)	(8,843,909)	(10,282,789)	(257,911,816)
	(188,133)	(6,222,500)	(9,873,110)	(246,459,331)
A Class/Shares Authorized	40,000,000		40,000,000
Sold	112,057	3,648,544	270,964	7,056,990
Issued in reinvestment of distributions	2,974	97,582	9,169	250,229
Redeemed	(523,559)	(17,240,166)	(463,434)	(12,536,274)
	(408,528)	(13,494,040)	(183,301)	(5,229,055)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	1,090	35,545	12,452	327,922
Issued in reinvestment of distributions	—	—	3	69
Redeemed	(16,166)	(503,656)	(49,185)	(1,253,316)
	(15,076)	(468,111)	(36,730)	(925,325)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	93,971	3,021,184	165,308	4,480,833
Issued in reinvestment of distributions	389	12,578	1,819	48,169
Redeemed	(101,211)	(3,279,954)	(276,292)	(7,137,484)
	(6,851)	(246,192)	(109,165)	(2,608,482)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	5,008	160,163	30,390	875,320
Issued in reinvestment of distributions	462	15,365	1,245	34,695
Redeemed	(94,852)	(3,043,723)	(26,558)	(697,503)
	(89,382)	(2,868,195)	5,077	212,512
Net increase (decrease)	(2,613,236)	$(85,152,393)	(16,201,212)	$(416,447,420)

13

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,715,246,779	—	—
Short-Term Investments	108,865	$12,855,122	—
	$1,715,355,644	$12,855,122	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,100,722,387
Gross tax appreciation of investments	$648,357,187
Gross tax depreciation of investments	(20,868,808)
Net tax appreciation (depreciation) of investments	$627,488,379

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2024, the fund had accumulated short-term capital losses of $(73,777,101), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
14

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$31.19	0.10	2.41	2.51	(0.11)	—	(0.11)	$33.59	8.05%	0.65%	0.63%	36%	$1,578,461
2024	$24.89	0.20	6.31	6.51	(0.21)	—	(0.21)	$31.19	26.26%	0.66%	0.74%	53%	$1,524,738
2023	$24.15	0.36	2.47	2.83	(0.37)	(1.72)	(2.09)	$24.89	12.34%	0.66%	1.60%	169%	$1,366,594
2022	$36.56	0.24	(3.83)	(3.59)	(0.22)	(8.60)	(8.82)	$24.15	(14.48)%	0.65%	0.80%	238%	$1,556,896
2021	$30.41	0.29	9.82	10.11	(0.29)	(3.67)	(3.96)	$36.56	35.42%	0.66%	0.84%	186%	$1,998,353
2020	$31.73	0.34	1.58	1.92	(0.33)	(2.91)	(3.24)	$30.41	5.86%	0.67%	1.09%	113%	$1,789,426
I Class
2024(3)	$31.24	0.14	2.41	2.55	(0.14)	—	(0.14)	$33.65	8.18%	0.45%	0.83%	36%	$74,526
2024	$24.94	0.25	6.32	6.57	(0.27)	—	(0.27)	$31.24	26.46%	0.46%	0.94%	53%	$75,066
2023	$24.19	0.39	2.50	2.89	(0.42)	(1.72)	(2.14)	$24.94	12.59%	0.46%	1.80%	169%	$306,157
2022	$36.61	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.19	(14.32)%	0.45%	1.00%	238%	$372,948
2021	$30.45	0.34	9.85	10.19	(0.36)	(3.67)	(4.03)	$36.61	35.68%	0.46%	1.04%	186%	$548,632
2020	$31.76	0.40	1.59	1.99	(0.39)	(2.91)	(3.30)	$30.45	6.10%	0.47%	1.29%	113%	$419,610
A Class
2024(3)	$31.11	0.06	2.40	2.46	(0.06)	—	(0.06)	$33.51	7.92%	0.90%	0.38%	36%	$46,728
2024	$24.83	0.13	6.29	6.42	(0.14)	—	(0.14)	$31.11	25.93%	0.91%	0.49%	53%	$56,084
2023	$24.10	0.29	2.47	2.76	(0.31)	(1.72)	(2.03)	$24.83	12.09%	0.91%	1.35%	169%	$49,323
2022	$36.50	0.15	(3.81)	(3.66)	(0.14)	(8.60)	(8.74)	$24.10	(14.73)%	0.90%	0.55%	238%	$51,847
2021	$30.36	0.20	9.81	10.01	(0.20)	(3.67)	(3.87)	$36.50	35.10%	0.91%	0.59%	186%	$75,252
2020	$31.69	0.26	1.57	1.83	(0.25)	(2.91)	(3.16)	$30.36	5.57%	0.92%	0.84%	113%	$61,504
C Class
2024(3)	$30.14	(0.06)	2.33	2.27	—	—	—	$32.41	7.53%	1.65%	(0.37)%	36%	$1,063
2024	$24.12	(0.07)	6.09	6.02	—(4)	—	—(4)	$30.14	24.96%	1.66%	(0.26)%	53%	$1,443
2023	$23.48	0.12	2.39	2.51	(0.15)	(1.72)	(1.87)	$24.12	11.23%	1.66%	0.60%	169%	$2,041
2022	$35.92	(0.09)	(3.71)	(3.80)	(0.04)	(8.60)	(8.64)	$23.48	(15.34)%	1.65%	(0.20)%	238%	$3,397
2021	$29.98	(0.05)	9.66	9.61	—(4)	(3.67)	(3.67)	$35.92	34.07%	1.66%	(0.16)%	186%	$4,950
2020	$31.34	0.03	1.55	1.58	(0.03)	(2.91)	(2.94)	$29.98	4.80%	1.67%	0.09%	113%	$5,880

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$31.12	0.02	2.41	2.43	(0.02)	—	(0.02)	$33.53	7.78%	1.15%	0.13%	36%	$21,318
2024	$24.84	0.06	6.29	6.35	(0.07)	—	(0.07)	$31.12	25.61%	1.16%	0.24%	53%	$20,000
2023	$24.10	0.23	2.48	2.71	(0.25)	(1.72)	(1.97)	$24.84	11.80%	1.16%	1.10%	169%	$18,677
2022	$36.53	0.07	(3.82)	(3.75)	(0.08)	(8.60)	(8.68)	$24.10	(14.92)%	1.15%	0.30%	238%	$19,602
2021	$30.38	0.12	9.81	9.93	(0.11)	(3.67)	(3.78)	$36.53	34.77%	1.16%	0.34%	186%	$24,891
2020	$31.71	0.18	1.57	1.75	(0.17)	(2.91)	(3.08)	$30.38	5.31%	1.17%	0.59%	113%	$21,394
R5 Class
2024(3)	$31.25	0.13	2.42	2.55	(0.14)	—	(0.14)	$33.66	8.18%	0.45%	0.83%	36%	$3,564
2024	$24.95	0.26	6.31	6.57	(0.27)	—	(0.27)	$31.25	26.50%	0.46%	0.94%	53%	$6,103
2023	$24.20	0.40	2.49	2.89	(0.42)	(1.72)	(2.14)	$24.95	12.59%	0.46%	1.80%	169%	$4,745
2022	$36.62	0.30	(3.84)	(3.54)	(0.28)	(8.60)	(8.88)	$24.20	(14.34)%	0.45%	1.00%	238%	$4,553
2021	$30.45	0.34	9.86	10.20	(0.36)	(3.67)	(4.03)	$36.62	35.72%	0.46%	1.04%	186%	$6,096
2020	$31.77	0.40	1.58	1.98	(0.39)	(2.91)	(3.30)	$30.45	6.06%	0.47%	1.29%	113%	$2,302

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
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Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91455 2502

Semiannual Financial Statements and Other Information

December 31, 2024

Global Gold Fund
Investor Class (BGEIX)
I Class (AGGNX)
A Class (ACGGX)
C Class (AGYCX)
R Class (AGGWX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 98.5%
Australia — 15.9%
Capricorn Metals Ltd.(1)	3,127,800	$12,092,589
Catalyst Metals Ltd.(1)	1,005,300	1,597,530
Evolution Mining Ltd.	4,034,697	11,925,436
Gold Road Resources Ltd.	4,329,500	5,464,069
Northern Star Resources Ltd.	3,210,417	30,502,722
Perseus Mining Ltd.	8,270,600	13,099,575
Ramelius Resources Ltd.	4,924,900	6,281,349
Regis Resources Ltd.(1)	6,882,500	10,810,197
Resolute Mining Ltd.(1)	10,272,400	2,493,591
West African Resources Ltd.(1)	6,196,700	5,475,502
Westgold Resources Ltd.	3,167,900	5,517,999
		105,260,559
Canada — 49.8%
Agnico Eagle Mines Ltd.	498,073	38,954,289
Alamos Gold, Inc., Class A	1,312,600	24,204,344
Aya Gold & Silver, Inc.(1)	151,500	1,131,942
B2Gold Corp.	5,639,700	13,760,868
Barrick Gold Corp.	1,592,820	24,688,710
Calibre Mining Corp.(1)	2,814,700	4,209,959
Centerra Gold, Inc.	822,100	4,678,269
Culico Metals, Inc.(1)	149,940	12,517
Dundee Precious Metals, Inc.	1,260,700	11,436,591
Eldorado Gold Corp.(1)	190,200	2,828,274
Endeavour Silver Corp.(1)	2,441,900	8,937,354
Fortuna Mining Corp.(1)	1,279,600	5,489,484
Franco-Nevada Corp.	231,900	27,269,121
IAMGOLD Corp.(1)	3,226,700	16,649,772
K92 Mining, Inc.(1)	1,853,400	11,191,702
Kinross Gold Corp.	3,371,657	31,255,260
Lundin Gold, Inc.	223,800	4,773,528
New Gold, Inc.(1)	1,096,700	2,719,816
Novagold Resources, Inc.(1)	579,200	1,938,121
OceanaGold Corp.	4,842,900	13,408,983
Orla Mining Ltd.(1)(2)	394,500	2,184,577
Osisko Gold Royalties Ltd.	519,900	9,410,190
Pan American Silver Corp.	937,363	18,953,480
SSR Mining, Inc.(1)	343,300	2,389,368
Torex Gold Resources, Inc.(1)	639,164	12,592,525
Triple Flag Precious Metals Corp.	220,600	3,314,870
Victoria Gold Corp./Vancouver(1)(2)	473,000	118,460
Wheaton Precious Metals Corp.(2)	562,900	31,657,496
		330,159,870
China — 6.8%
Zhaojin Mining Industry Co. Ltd., H Shares	5,295,000	7,438,163
Zijin Mining Group Co. Ltd., H Shares	20,844,000	37,618,720
		45,056,883
Peru — 0.4%
Cia de Minas Buenaventura SAA, ADR	216,600	2,495,232
South Africa — 11.5%
Anglogold Ashanti PLC (New York)	986,076	22,758,634
2

	Shares	Value
DRDGOLD Ltd., ADR	872,900	$7,533,127
Gold Fields Ltd., ADR	1,889,400	24,940,080
Harmony Gold Mining Co. Ltd., ADR	2,133,500	17,516,035
Impala Platinum Holdings Ltd.(1)	391,800	1,831,839
Northam Platinum Holdings Ltd.	404,500	2,088,806
		76,668,521
United Kingdom — 5.7%
Anglogold Ashanti PLC	501,246	11,568,756
Endeavour Mining PLC	1,044,604	18,930,700
Hochschild Mining PLC(1)	1,515,200	4,047,182
Pan African Resources PLC	7,248,200	3,120,501
		37,667,139
United States — 8.4%
Hecla Mining Co.	1,087,400	5,339,134
Newmont Corp.	666,980	24,824,995
Royal Gold, Inc.	194,321	25,621,224
		55,785,353
TOTAL COMMON STOCKS (Cost $425,543,382)		653,093,557
SHORT-TERM INVESTMENTS — 6.4%
Money Market Funds — 4.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	30,016	30,016
State Street Navigator Securities Lending Government Money Market Portfolio(3)	32,742,295	32,742,295
		32,772,311
Repurchase Agreements — 1.5%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $1,435,388), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $1,407,165)		1,406,821
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 12/31/31, valued at $8,434,509), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $8,271,044)		8,269,000
		9,675,821
TOTAL SHORT-TERM INVESTMENTS (Cost $42,448,132)		42,448,132
TOTAL INVESTMENT SECURITIES — 104.9% (Cost $467,991,514)		695,541,689
OTHER ASSETS AND LIABILITIES — (4.9)%		(32,443,946)
TOTAL NET ASSETS — 100.0%		$663,097,743

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $31,954,856. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $32,742,295.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $435,249,219) — including $31,954,856 of securities on loan	$662,799,394
Investment made with cash collateral received for securities on loan, at value (cost of $32,742,295)	32,742,295
Total investment securities, at value (cost of $467,991,514)	695,541,689
Receivable for capital shares sold	1,238,498
Dividends and interest receivable	64,128
Securities lending receivable	8,648
696,852,963

Liabilities
Payable for collateral received for securities on loan	32,742,295
Payable for capital shares redeemed	631,204
Accrued management fees	373,327
Distribution and service fees payable	8,394
33,755,220

Net Assets	$663,097,743

Net Assets Consist of:
Capital (par value and paid-in surplus)	$563,976,417
Distributable earnings (loss)	99,121,326
$663,097,743

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$588,588,686	48,594,044	$12.11
I Class, $0.01 Par Value	$48,891,227	3,986,979	$12.26
A Class, $0.01 Par Value	$17,902,526	1,513,641	$11.83
C Class, $0.01 Par Value	$2,107,590	188,527	$11.18
R Class, $0.01 Par Value	$5,607,714	480,161	$11.68
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $12.55 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $542,087)	$5,023,070
Interest	153,196
Securities lending, net	38,541
5,214,807

Expenses:
Management fees	2,260,597
Distribution and service fees:
A Class	24,697
C Class	12,200
R Class	17,509
Directors' fees and expenses	22,136
2,337,139

Net investment income (loss)	2,877,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	20,663,716
Foreign currency translation transactions	(11,362)
20,652,354

Change in net unrealized appreciation (depreciation) on:
Investments	(7,811,049)
Translation of assets and liabilities in foreign currencies	5
(7,811,044)

Net realized and unrealized gain (loss)	12,841,310

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,718,978

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$2,877,668	$7,679,169
Net realized gain (loss)	20,652,354	1,425,655
Change in net unrealized appreciation (depreciation)	(7,811,044)	90,183,465
Net increase (decrease) in net assets resulting from operations	15,718,978	99,288,289

Distributions to Shareholders
From earnings:
Investor Class	(6,101,464)	(7,389,337)
I Class	(555,145)	(732,693)
A Class	(166,069)	(192,229)
C Class	(10,938)	(12,594)
R Class	(44,552)	(57,129)
Decrease in net assets from distributions	(6,878,168)	(8,383,982)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,973,055	(24,531,032)

Net increase (decrease) in net assets	29,813,865	66,373,275

Net Assets
Beginning of period	633,283,878	566,910,603
End of period	$663,097,743	$633,283,878

See Notes to Financial Statements.
6

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class and R Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$32,742,295	—	—	—	$32,742,295
Gross amount of recognized liabilities for securities lending transactions					$32,742,295
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

8

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.3380% to 0.5200%	0.2500% to 0.3100%	0.64%
I Class		0.0500% to 0.1100%	0.44%
A Class		0.2500% to 0.3100%	0.64%
C Class		0.2500% to 0.3100%	0.64%
R Class		0.2500% to 0.3100%	0.64%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $78,108,205 and $66,249,016, respectively.

9

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	800,000,000		800,000,000
Sold	6,640,442	$89,768,037	7,660,646	$79,465,037
Issued in reinvestment of distributions	463,956	5,906,162	649,361	7,150,239
Redeemed	(5,498,480)	(73,803,753)	(9,900,081)	(104,333,788)
	1,605,918	21,870,446	(1,590,074)	(17,718,512)
I Class/Shares Authorized	100,000,000		100,000,000
Sold	971,671	13,162,782	884,065	9,234,862
Issued in reinvestment of distributions	43,059	555,031	65,563	731,778
Redeemed	(946,408)	(12,834,007)	(1,458,209)	(15,566,742)
	68,322	883,806	(508,581)	(5,600,102)
A Class/Shares Authorized	30,000,000		30,000,000
Sold	491,361	6,535,362	627,659	6,553,756
Issued in reinvestment of distributions	13,111	162,965	17,488	187,375
Redeemed	(529,269)	(6,924,814)	(684,023)	(6,873,283)
	(24,797)	(226,487)	(38,876)	(132,152)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	3,198	40,921	22,519	229,900
Issued in reinvestment of distributions	930	10,938	1,260	12,594
Redeemed	(22,603)	(290,685)	(58,416)	(548,698)
	(18,475)	(238,826)	(34,637)	(306,204)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	126,780	1,620,803	193,266	1,998,079
Issued in reinvestment of distributions	3,628	44,552	5,433	57,129
Redeemed	(222,803)	(2,981,239)	(286,084)	(2,829,270)
	(92,395)	(1,315,884)	(87,385)	(774,062)
Net increase (decrease)	1,538,573	$20,973,055	(2,259,553)	$(24,531,032)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

10

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$105,260,559	—
Canada	$259,167,826	70,992,044	—
China	—	45,056,883	—
South Africa	72,747,876	3,920,645	—
United Kingdom	—	37,667,139	—
Other Countries	58,280,585	—	—
Short-Term Investments	32,772,311	9,675,821	—
	$422,968,598	$272,573,091	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries. Gold stocks are generally considered speculative because of high share price volatility. The price of gold will likely impact the value of the companies in which the fund invests. The price of gold will fluctuate, sometimes considerably. Though many investors believe that gold investments hedge against inflation, currency devaluations and stock market declines, there is no guarantee that these historical inverse relationships will continue.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$469,326,514
Gross tax appreciation of investments	$239,971,997
Gross tax depreciation of investments	(13,756,822)
Net tax appreciation (depreciation) of investments	$226,215,175

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2024, the fund had accumulated short-term capital losses of $(144,833,600), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
11

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$11.90	0.05	0.29	0.34	(0.13)	$12.11	2.78%	0.65%	0.80%	10%	$588,589
2024	$10.22	0.14	1.69	1.83	(0.15)	$11.90	18.07%	0.66%	1.34%	54%	$559,328
2023	$9.78	0.15	0.43	0.58	(0.14)	$10.22	5.94%	0.66%	1.51%	59%	$496,571
2022	$12.37	0.17	(2.54)	(2.37)	(0.22)	$9.78	(19.33)%	0.65%	1.46%	57%	$461,236
2021	$13.64	0.13	(1.26)	(1.13)	(0.14)	$12.37	(8.30)%	0.66%	0.96%	105%	$590,853
2020	$9.76	0.04	3.94	3.98	(0.10)	$13.64	41.12%	0.67%	0.35%	50%	$644,946
I Class
2024(3)	$12.05	0.07	0.28	0.35	(0.14)	$12.26	2.86%	0.45%	1.00%	10%	$48,891
2024	$10.34	0.16	1.73	1.89	(0.18)	$12.05	18.38%	0.46%	1.54%	54%	$47,223
2023	$9.89	0.17	0.44	0.61	(0.16)	$10.34	6.18%	0.46%	1.71%	59%	$45,797
2022	$12.51	0.20	(2.57)	(2.37)	(0.25)	$9.89	(19.20)%	0.45%	1.66%	57%	$40,601
2021	$13.79	0.16	(1.27)	(1.11)	(0.17)	$12.51	(8.10)%	0.46%	1.16%	105%	$68,014
2020	$9.88	0.06	3.98	4.04	(0.13)	$13.79	41.34%	0.47%	0.55%	50%	$74,730
A Class
2024(3)	$11.63	0.03	0.28	0.31	(0.11)	$11.83	2.62%	0.90%	0.55%	10%	$17,903
2024	$9.99	0.11	1.66	1.77	(0.13)	$11.63	17.79%	0.91%	1.09%	54%	$17,885
2023	$9.55	0.12	0.44	0.56	(0.12)	$9.99	5.81%	0.91%	1.26%	59%	$15,750
2022	$12.09	0.14	(2.48)	(2.34)	(0.20)	$9.55	(19.57)%	0.90%	1.21%	57%	$17,423
2021	$13.33	0.10	(1.23)	(1.13)	(0.11)	$12.09	(8.51)%	0.91%	0.71%	105%	$22,022
2020	$9.54	0.01	3.85	3.86	(0.07)	$13.33	40.72%	0.92%	0.10%	50%	$15,798
C Class
2024(3)	$10.99	(0.01)	0.26	0.25	(0.06)	$11.18	2.23%	1.65%	(0.20)%	10%	$2,108
2024	$9.45	0.03	1.57	1.60	(0.06)	$10.99	16.99%	1.66%	0.34%	54%	$2,274
2023	$9.05	0.05	0.39	0.44	(0.04)	$9.45	4.84%	1.66%	0.51%	59%	$2,284
2022	$11.46	0.05	(2.34)	(2.29)	(0.12)	$9.05	(20.13)%	1.65%	0.46%	57%	$2,875
2021	$12.63	(0.01)	(1.15)	(1.16)	(0.01)	$11.46	(9.18)%	1.66%	(0.04)%	105%	$3,838
2020	$9.04	(0.07)	3.66	3.59	—	$12.63	39.71%	1.67%	(0.65)%	50%	$4,628

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$11.48	0.02	0.27	0.29	(0.09)	$11.68	2.51%	1.15%	0.30%	10%	$5,608
2024	$9.86	0.09	1.63	1.72	(0.10)	$11.48	17.52%	1.16%	0.84%	54%	$6,573
2023	$9.44	0.10	0.41	0.51	(0.09)	$9.86	5.39%	1.16%	1.01%	59%	$6,508
2022	$11.94	0.11	(2.44)	(2.33)	(0.17)	$9.44	(19.69)%	1.15%	0.96%	57%	$7,904
2021	$13.17	0.06	(1.22)	(1.16)	(0.07)	$11.94	(8.79)%	1.16%	0.46%	105%	$8,868
2020	$9.42	(0.01)	3.80	3.79	(0.04)	$13.17	40.44%	1.17%	(0.15)%	50%	$10,464

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

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©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91453 2502

Semiannual Financial Statements and Other Information

December 31, 2024

Small Company Fund
Investor Class (ASQIX)
I Class (ASCQX)
A Class (ASQAX)
C Class (ASQCX)
R Class (ASCRX)
R5 Class (ASQGX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.3%
Aerospace and Defense — 0.1%
Ducommun, Inc.(1)	1,088	$69,262
V2X, Inc.(1)	3,023	144,590
		213,852
Automobile Components — 0.2%
Phinia, Inc.	2,155	103,806
Visteon Corp.(1)	2,259	200,419
		304,225
Banks — 9.5%
Bank of NT Butterfield & Son Ltd.	16,694	610,166
Brookline Bancorp, Inc.	61,007	719,883
Byline Bancorp, Inc.	9,974	289,246
Cadence Bank	14,705	506,587
CrossFirst Bankshares, Inc.(1)	14,694	222,614
Eagle Bancorp, Inc.	13,942	362,910
First BanCorp	22,321	414,947
First Financial Bancorp	32,721	879,540
Fulton Financial Corp.	40,623	783,211
Hanmi Financial Corp.	11,635	274,819
Heritage Financial Corp.	10,721	262,664
Hilltop Holdings, Inc.	14,584	417,540
Home BancShares, Inc.	12,871	364,249
Hope Bancorp, Inc.	71,256	875,736
Horizon Bancorp, Inc.	14,573	234,771
International Bancshares Corp.	6,049	382,055
Mercantile Bank Corp.	6,096	271,211
National Bank Holdings Corp., Class A	13,555	583,678
Northwest Bancshares, Inc.	31,994	422,001
OFG Bancorp	16,141	683,087
Old Second Bancorp, Inc.	14,803	263,197
Pacific Premier Bancorp, Inc.	11,354	282,942
Pathward Financial, Inc.	7,909	581,944
Peoples Bancorp, Inc.	4,796	151,985
Popular, Inc.	5,661	532,474
Premier Financial Corp.	6,689	171,038
QCR Holdings, Inc.	6,509	524,886
Simmons First National Corp., Class A	4,173	92,557
Tompkins Financial Corp.	4,331	293,772
TriCo Bancshares	10,761	470,256
Veritex Holdings, Inc.	19,566	531,413
WesBanco, Inc.	7,044	229,212
Wintrust Financial Corp.	7,805	973,362
		14,659,953
Beverages — 0.4%
Celsius Holdings, Inc.(1)	9,600	252,864
Coca-Cola Consolidated, Inc.	322	405,717
		658,581
Biotechnology — 7.9%
ACADIA Pharmaceuticals, Inc.(1)	90,948	1,668,896
ADMA Biologics, Inc.(1)	60,891	1,044,281

	Shares	Value
Amicus Therapeutics, Inc.(1)	14,371	$135,375
Aurinia Pharmaceuticals, Inc.(1)	39,444	354,207
BioCryst Pharmaceuticals, Inc.(1)	153,243	1,152,387
Exelixis, Inc.(1)	56,062	1,866,865
Kiniksa Pharmaceuticals International PLC(1)	41,418	819,248
MannKind Corp.(1)	135,550	871,586
Poseida Therapeutics, Inc.(1)	31,092	298,483
Protagonist Therapeutics, Inc.(1)	25,926	1,000,744
PTC Therapeutics, Inc.(1)	29,656	1,338,672
Rhythm Pharmaceuticals, Inc.(1)	13,282	743,526
Veracyte, Inc.(1)	11,019	436,352
Zymeworks, Inc.(1)	36,000	527,040
		12,257,662
Building Products — 2.3%
American Woodmark Corp.(1)	3,660	291,080
Apogee Enterprises, Inc.	7,700	549,857
Janus International Group, Inc.(1)	46,382	340,908
JELD-WEN Holding, Inc.(1)	29,364	240,491
Quanex Building Products Corp.	9,148	221,747
Resideo Technologies, Inc.(1)	21,668	499,447
Simpson Manufacturing Co., Inc.	1,401	232,328
UFP Industries, Inc.	9,880	1,112,982
		3,488,840
Capital Markets — 3.7%
Brightsphere Investment Group, Inc.	29,813	785,274
Cohen & Steers, Inc.	15,886	1,466,913
Hamilton Lane, Inc., Class A	9,042	1,338,668
PJT Partners, Inc., Class A	12,544	1,979,569
Victory Capital Holdings, Inc., Class A	2,030	132,884
		5,703,308
Chemicals — 0.9%
AdvanSix, Inc.	5,808	165,470
Ecovyst, Inc.(1)	42,275	322,981
Mativ Holdings, Inc.	21,140	230,426
Orion SA	41,332	652,632
		1,371,509
Commercial Services and Supplies — 3.0%
ABM Industries, Inc.	8,419	430,884
BrightView Holdings, Inc.(1)	9,280	148,387
Brink's Co.	2,625	243,521
Cimpress PLC(1)	6,369	456,785
CoreCivic, Inc.(1)	26,171	568,958
Deluxe Corp.	36,411	822,524
Enviri Corp.(1)	27,570	212,289
MillerKnoll, Inc.	20,179	455,844
Steelcase, Inc., Class A	69,161	817,483
Viad Corp.(1)	12,084	513,691
		4,670,366
Communications Equipment — 2.4%
ADTRAN Holdings, Inc.(1)	42,967	357,915
Calix, Inc.(1)	23,098	805,427
Extreme Networks, Inc.(1)	23,694	396,638
Infinera Corp.(1)	132,710	871,905
NetScout Systems, Inc.(1)	34,969	757,428
Viavi Solutions, Inc.(1)	55,657	562,136
		3,751,449

	Shares	Value
Construction and Engineering — 2.0%
EMCOR Group, Inc.	2,357	$1,069,842
IES Holdings, Inc.(1)	394	79,178
Sterling Infrastructure, Inc.(1)	10,272	1,730,319
Tutor Perini Corp.(1)	9,638	233,240
		3,112,579
Consumer Finance — 0.7%
Bread Financial Holdings, Inc.	4,382	267,565
Moneylion, Inc.(1)	2,974	255,794
OneMain Holdings, Inc.	3,269	170,413
Upstart Holdings, Inc.(1)(2)	6,317	388,937
		1,082,709
Consumer Staples Distribution & Retail — 1.0%
Andersons, Inc.	3,659	148,263
Sprouts Farmers Market, Inc.(1)	6,875	873,606
United Natural Foods, Inc.(1)	10,224	279,218
Weis Markets, Inc.	3,667	248,329
		1,549,416
Diversified Consumer Services — 2.7%
Coursera, Inc.(1)	57,731	490,714
Frontdoor, Inc.(1)	32,557	1,779,891
Graham Holdings Co., Class B	357	311,275
OneSpaWorld Holdings Ltd.	51,775	1,030,322
Perdoceo Education Corp.	4,363	115,489
Udemy, Inc.(1)	59,550	490,097
		4,217,788
Diversified REITs — 0.2%
American Assets Trust, Inc.	14,612	383,711
Diversified Telecommunication Services — 0.7%
Globalstar, Inc.(1)	144,397	298,902
IDT Corp., Class B	7,337	348,654
Liberty Latin America Ltd., Class C(1)	27,160	172,194
Lumen Technologies, Inc.(1)	35,232	187,082
		1,006,832
Electric Utilities — 0.2%
ALLETE, Inc.	1,745	113,076
MGE Energy, Inc.	1,277	119,987
		233,063
Electrical Equipment — 1.5%
American Superconductor Corp.(1)	13,008	320,387
Array Technologies, Inc.(1)	36,808	222,320
EnerSys	2,475	228,764
Powell Industries, Inc.	5,266	1,167,209
Vicor Corp.(1)	6,442	311,278
		2,249,958
Electronic Equipment, Instruments and Components — 2.4%
Arlo Technologies, Inc.(1)	59,174	662,157
Arrow Electronics, Inc.(1)	2,019	228,389
Avnet, Inc.	7,048	368,751
Benchmark Electronics, Inc.	12,959	588,339
Napco Security Technologies, Inc.	3,620	128,727
PC Connection, Inc.	6,557	454,204
ScanSource, Inc.(1)	10,540	500,123
TD SYNNEX Corp.	812	95,231
TTM Technologies, Inc.(1)	25,076	620,631
		3,646,552

	Shares	Value
Energy Equipment and Services — 2.4%
Liberty Energy, Inc.	17,972	$357,463
Nabors Industries Ltd.(1)	6,207	354,854
NPK International, Inc.(1)	32,636	250,318
Oceaneering International, Inc.(1)	5,712	148,969
ProPetro Holding Corp.(1)	88,514	825,836
Select Water Solutions, Inc.	58,069	768,834
Weatherford International PLC	13,624	975,887
		3,682,161
Entertainment — 0.2%
Playtika Holding Corp.	50,034	347,236
Financial Services — 1.4%
Essent Group Ltd.	8,217	447,333
Flywire Corp.(1)	26,931	555,317
NMI Holdings, Inc., Class A(1)	11,100	408,036
Paysafe Ltd.(1)	11,047	188,904
Radian Group, Inc.	19,408	615,622
		2,215,212
Food Products — 0.8%
Cal-Maine Foods, Inc.	2,097	215,823
Fresh Del Monte Produce, Inc.	7,864	261,163
Hain Celestial Group, Inc.(1)	38,052	234,020
Lancaster Colony Corp.	704	121,891
Vital Farms, Inc.(1)	12,725	479,605
		1,312,502
Gas Utilities — 0.2%
Spire, Inc.	3,815	258,771
Ground Transportation — 0.6%
Lyft, Inc., Class A(1)	32,550	419,895
Ryder System, Inc.	2,889	453,169
		873,064
Health Care Equipment and Supplies — 2.7%
AtriCure, Inc.(1)	16,872	515,608
Avanos Medical, Inc.(1)	10,906	173,623
Axogen, Inc.(1)	33,674	554,947
Inari Medical, Inc.(1)	8,532	435,559
Inmode Ltd.(1)	17,450	291,415
Lantheus Holdings, Inc.(1)	8,648	773,650
LivaNova PLC(1)	8,175	378,584
Merit Medical Systems, Inc.(1)	3,094	299,252
Omnicell, Inc.(1)	8,453	376,328
STAAR Surgical Co.(1)	13,089	317,932
		4,116,898
Health Care Providers and Services — 3.1%
AdaptHealth Corp.(1)	46,450	442,204
Addus HomeCare Corp.(1)	4,855	608,574
Castle Biosciences, Inc.(1)	12,786	340,747
Hims & Hers Health, Inc.(1)	54,668	1,321,872
Option Care Health, Inc.(1)	42,655	989,596
Owens & Minor, Inc.(1)	24,211	316,438
Pediatrix Medical Group, Inc.(1)	59,235	777,163
		4,796,594
Health Care REITs — 0.3%
CareTrust REIT, Inc.	18,637	504,131

	Shares	Value
Health Care Technology — 0.6%
Phreesia, Inc.(1)	25,598	$644,046
Teladoc Health, Inc.(1)	34,676	315,205
		959,251
Hotel & Resort REITs — 0.9%
DiamondRock Hospitality Co.	16,412	148,200
Park Hotels & Resorts, Inc.	9,599	135,058
Pebblebrook Hotel Trust	27,082	366,961
RLJ Lodging Trust	34,672	354,001
Ryman Hospitality Properties, Inc.	4,070	424,664
		1,428,884
Hotels, Restaurants and Leisure — 0.6%
Rush Street Interactive, Inc.(1)	24,833	340,709
Super Group SGHC Ltd.	56,073	349,335
Texas Roadhouse, Inc.	1,176	212,185
		902,229
Household Durables — 3.7%
Cavco Industries, Inc.(1)	3,553	1,585,455
Champion Homes, Inc.(1)	9,504	837,303
Installed Building Products, Inc.	2,457	430,589
KB Home	9,156	601,732
La-Z-Boy, Inc.	7,585	330,479
M/I Homes, Inc.(1)	3,814	507,071
Taylor Morrison Home Corp.(1)	14,630	895,502
Tri Pointe Homes, Inc.(1)	16,114	584,294
		5,772,425
Industrial REITs — 0.3%
Innovative Industrial Properties, Inc.	4,274	284,819
Plymouth Industrial REIT, Inc.	7,120	126,736
		411,555
Insurance — 4.4%
CNO Financial Group, Inc.	12,764	474,948
Employers Holdings, Inc.	12,475	639,094
Goosehead Insurance, Inc., Class A(1)	10,563	1,132,565
Horace Mann Educators Corp.	15,708	616,225
Kinsale Capital Group, Inc.	3,484	1,620,513
Palomar Holdings, Inc.(1)	15,922	1,681,204
ProAssurance Corp.(1)	9,025	143,588
Stewart Information Services Corp.	8,281	558,885
		6,867,022
Interactive Media and Services — 1.8%
Cargurus, Inc.(1)	24,350	889,749
Match Group, Inc.(1)	12,873	421,076
Vimeo, Inc.(1)	114,160	730,624
Yelp, Inc.(1)	17,823	689,750
		2,731,199
IT Services — 0.2%
Grid Dynamics Holdings, Inc.(1)	14,775	328,596
Leisure Products — 0.0%
Peloton Interactive, Inc., Class A(1)	7,040	61,248
Life Sciences Tools and Services — 0.4%
Bio-Rad Laboratories, Inc., Class A(1)	734	241,126
Mesa Laboratories, Inc.	2,458	324,137
		565,263

	Shares	Value
Machinery — 1.5%
Blue Bird Corp.(1)	13,827	$534,137
Mueller Industries, Inc.	21,632	1,716,716
		2,250,853
Marine Transportation — 0.6%
Matson, Inc.	6,292	848,413
Media — 0.7%
Magnite, Inc.(1)	42,828	681,822
PubMatic, Inc., Class A(1)	21,984	322,945
		1,004,767
Metals and Mining — 1.7%
Alpha Metallurgical Resources, Inc.(1)	7,373	1,475,485
Commercial Metals Co.	6,188	306,925
Constellium SE(1)	50,385	517,454
SSR Mining, Inc.(1)	17,165	119,468
SunCoke Energy, Inc.	19,313	206,649
		2,625,981
Multi-Utilities — 0.5%
Avista Corp.	21,911	802,600
Office REITs — 0.9%
Brandywine Realty Trust	57,334	321,070
COPT Defense Properties	19,738	610,891
Douglas Emmett, Inc.	22,199	412,014
Paramount Group, Inc.	15,443	76,288
		1,420,263
Oil, Gas and Consumable Fuels — 2.3%
CONSOL Energy, Inc.	3,913	417,439
Green Plains, Inc.(1)	15,077	142,930
HF Sinclair Corp.	8,190	287,060
Magnolia Oil & Gas Corp., Class A	8,748	204,528
Murphy Oil Corp.	19,246	582,384
Par Pacific Holdings, Inc.(1)	6,348	104,044
Peabody Energy Corp.	11,064	231,680
REX American Resources Corp.(1)	5,202	216,871
Scorpio Tankers, Inc.	9,512	472,651
Teekay Tankers Ltd., Class A	13,948	554,991
World Kinect Corp.	13,256	364,673
		3,579,251
Personal Care Products — 0.2%
Honest Co., Inc.(1)	46,501	322,252
Pharmaceuticals — 1.8%
Amphastar Pharmaceuticals, Inc.(1)	21,066	782,180
Axsome Therapeutics, Inc.(1)	6,731	569,510
Harmony Biosciences Holdings, Inc.(1)	29,097	1,001,228
Pacira BioSciences, Inc.(1)	22,769	428,968
		2,781,886
Professional Services — 3.0%
CRA International, Inc.	1,191	222,955
Heidrick & Struggles International, Inc.	8,199	363,298
Kforce, Inc.	10,800	612,360
Legalzoom.com, Inc.(1)	28,753	215,935
Maximus, Inc.	13,771	1,028,005
Planet Labs PBC(1)	75,575	305,323
Upwork, Inc.(1)	54,612	892,906
Verra Mobility Corp.(1)	41,122	994,330
		4,635,112

	Shares	Value
Real Estate Management and Development — 1.0%
Compass, Inc., Class A(1)	118,292	$692,008
Cushman & Wakefield PLC(1)	32,541	425,636
eXp World Holdings, Inc.(2)	31,278	360,010
		1,477,654
Residential REITs — 0.2%
Apartment Investment & Management Co., Class A(1)	35,023	318,359
Retail REITs — 0.1%
Acadia Realty Trust	4,199	101,448
Semiconductors and Semiconductor Equipment — 2.2%
Amkor Technology, Inc.	21,733	558,321
FormFactor, Inc.(1)	5,496	241,824
Impinj, Inc.(1)	5,492	797,768
Onto Innovation, Inc.(1)	1,357	226,171
Penguin Solutions, Inc.(1)	10,582	203,069
Qorvo, Inc.(1)	10,038	701,957
Rambus, Inc.(1)	6,647	351,360
Veeco Instruments, Inc.(1)	11,912	319,242
		3,399,712
Software — 8.2%
Alarm.com Holdings, Inc.(1)	5,849	355,619
Appfolio, Inc., Class A(1)	3,560	878,323
BlackLine, Inc.(1)	6,795	412,864
Box, Inc., Class A(1)	49,372	1,560,155
Commvault Systems, Inc.(1)	3,861	582,664
LiveRamp Holdings, Inc.(1)	32,723	993,798
PagerDuty, Inc.(1)	33,482	611,381
Pegasystems, Inc.	7,858	732,366
Q2 Holdings, Inc.(1)	15,802	1,590,471
Qualys, Inc.(1)	876	122,833
Rapid7, Inc.(1)	13,956	561,450
RingCentral, Inc., Class A(1)	32,006	1,120,530
SPS Commerce, Inc.(1)	4,787	880,760
Tenable Holdings, Inc.(1)	12,020	473,348
Unity Software, Inc.(1)(2)	12,143	272,853
Varonis Systems, Inc.(1)	18,647	828,486
Yext, Inc.(1)	73,720	468,859
Zeta Global Holdings Corp., Class A(1)	17,351	312,145
		12,758,905
Specialized REITs — 0.2%
Outfront Media, Inc.	15,082	267,555
Specialty Retail — 2.5%
Abercrombie & Fitch Co., Class A(1)	7,128	1,065,422
American Eagle Outfitters, Inc.	42,315	705,391
Carvana Co.(1)	453	92,122
Foot Locker, Inc.(1)	6,783	147,598
Group 1 Automotive, Inc.	1,168	492,289
Signet Jewelers Ltd.	7,489	604,437
Upbound Group, Inc.	9,395	274,052
Warby Parker, Inc., Class A(1)	20,716	501,535
		3,882,846
Textiles, Apparel and Luxury Goods — 1.1%
Crocs, Inc.(1)	10,086	1,104,719
G-III Apparel Group Ltd.(1)	20,214	659,381
		1,764,100

	Shares	Value
Trading Companies and Distributors — 3.7%
BlueLinx Holdings, Inc.(1)	5,093	$520,301
Boise Cascade Co.	7,769	923,423
Core & Main, Inc., Class A(1)	22,463	1,143,591
DNOW, Inc.(1)	60,039	781,107
DXP Enterprises, Inc.(1)	3,548	293,136
MRC Global, Inc.(1)	51,102	653,084
WESCO International, Inc.	8,159	1,476,453
		5,791,095
Wireless Telecommunication Services — 0.5%
Telephone & Data Systems, Inc.	24,460	834,331
TOTAL COMMON STOCKS (Cost $128,139,967)		153,563,977
SHORT-TERM INVESTMENTS — 0.9%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,745	3,745
State Street Navigator Securities Lending Government Money Market Portfolio(3)	311,387	311,387
		315,132
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $163,229), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $160,019)		159,980
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.50%, 12/31/31, valued at $958,880), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $940,232)		940,000
		1,099,980
TOTAL SHORT-TERM INVESTMENTS (Cost $1,415,112)		1,415,112
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $129,555,079)		154,979,089
OTHER ASSETS AND LIABILITIES — (0.2)%		(279,495)
TOTAL NET ASSETS — 100.0%		$154,699,594

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $677,611. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $694,369, which includes securities collateral of $382,982.

See Notes to Financial Statements.

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $129,243,692) — including $677,611 of securities on loan	$154,667,702
Investment made with cash collateral received for securities on loan, at value (cost of $311,387)	311,387
Total investment securities, at value (cost of $129,555,079)	154,979,089
Receivable for capital shares sold	64,866
Dividends and interest receivable	117,246
Securities lending receivable	4,063
155,165,264

Liabilities
Payable for collateral received for securities on loan	311,387
Payable for investments purchased	15,757
Payable for capital shares redeemed	20,215
Accrued management fees	115,526
Distribution and service fees payable	2,785
465,670

Net Assets	$154,699,594

Net Assets Consist of:
Capital (par value and paid-in surplus)	$134,056,476
Distributable earnings (loss)	20,643,118
$154,699,594

	Net Assets	Shares Outstanding	Net Asset Value Per Share*
Investor Class, $0.01 Par Value	$137,606,749	8,525,237	$16.14
I Class, $0.01 Par Value	$7,365,889	453,267	$16.25
A Class, $0.01 Par Value	$6,666,856	427,558	$15.59
C Class, $0.01 Par Value	$198,544	14,073	$14.11
R Class, $0.01 Par Value	$2,466,070	164,726	$14.97
R5 Class, $0.01 Par Value	$395,486	24,306	$16.27
*Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class, for which the maximum offering price per share was $16.54 (net asset value divided by 0.9425). A contingent deferred sales charge may be imposed on redemptions of A Class and C Class.

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,594)	$919,163
Securities lending, net	26,496
Interest	22,730
968,389

Expenses:
Management fees	681,294
Distribution and service fees:
A Class	9,173
C Class	1,033
R Class	6,174
Directors' fees and expenses	5,070
702,744

Net investment income (loss)	265,645

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	8,791,531

Change in net unrealized appreciation (depreciation) on investments	(1,171,618)

Net realized and unrealized gain (loss)	7,619,913

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,885,558

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$265,645	$635,307
Net realized gain (loss)	8,791,531	10,296,373
Change in net unrealized appreciation (depreciation)	(1,171,618)	5,380,913
Net increase (decrease) in net assets resulting from operations	7,885,558	16,312,593

Distributions to Shareholders
From earnings:
Investor Class	(235,483)	(551,565)
I Class	(21,464)	(40,595)
A Class	(2,205)	(14,726)
R Class	—	(218)
R5 Class	(1,089)	(2,562)
Decrease in net assets from distributions	(260,241)	(609,666)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(8,226,463)	(15,754,935)

Net increase (decrease) in net assets	(601,146)	(52,008)

Net Assets
Beginning of period	155,300,740	155,352,748
End of period	$154,699,594	$155,300,740

See Notes to Financial Statements.

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objective is to seek long-term capital growth by investing primarily in common stocks of small companies.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

The fund offers the Investor Class, I Class, A Class, C Class, R Class and R5 Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$311,387	—	—	—	$311,387
Gross amount of recognized liabilities for securities lending transactions					$311,387
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund's assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended December 31, 2024 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.5380% to 0.7200%	0.2500% to 0.3100%	0.84%
I Class		0.0500% to 0.1100%	0.64%
A Class		0.2500% to 0.3100%	0.84%
C Class		0.2500% to 0.3100%	0.84%
R Class		0.2500% to 0.3100%	0.84%
R5 Class		0.0500% to 0.1100%	0.64%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended December 31, 2024 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $68,660,372 and $77,122,641, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended December 31, 2024		Year ended June 30, 2024
	Shares	Amount	Shares	Amount
Investor Class/Shares Authorized	400,000,000		400,000,000
Sold	181,093	$3,010,475	389,165	$5,803,830
Issued in reinvestment of distributions	14,220	235,483	35,366	529,442
Redeemed	(632,077)	(10,337,356)	(1,348,446)	(20,030,179)
	(436,764)	(7,091,398)	(923,915)	(13,696,907)
I Class/Shares Authorized	40,000,000		40,000,000
Sold	60,179	987,507	92,996	1,387,737
Issued in reinvestment of distributions	1,282	21,435	2,680	40,540
Redeemed	(80,689)	(1,368,751)	(78,533)	(1,156,407)
	(19,228)	(359,809)	17,143	271,870
A Class/Shares Authorized	30,000,000		30,000,000
Sold	20,133	318,081	71,975	996,425
Issued in reinvestment of distributions	133	2,116	988	14,186
Redeemed	(70,448)	(1,124,571)	(190,689)	(2,745,004)
	(50,182)	(804,374)	(117,726)	(1,734,393)
C Class/Shares Authorized	20,000,000		20,000,000
Sold	167	2,400	3,616	46,624
Redeemed	(480)	(6,886)	(19,586)	(250,855)
	(313)	(4,486)	(15,970)	(204,231)
R Class/Shares Authorized	20,000,000		20,000,000
Sold	26,289	404,272	53,151	725,722
Issued in reinvestment of distributions	—	—	17	218
Redeemed	(25,044)	(380,012)	(76,258)	(1,013,564)
	1,245	24,260	(23,090)	(287,624)
R5 Class/Shares Authorized	40,000,000		40,000,000
Sold	968	16,005	3,715	56,924
Issued in reinvestment of distributions	65	1,089	169	2,562
Redeemed	(453)	(7,750)	(10,400)	(163,136)
	580	9,344	(6,516)	(103,650)
Net increase (decrease)	(504,662)	$(8,226,463)	(1,070,074)	$(15,754,935)

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$153,563,977	—	—
Short-Term Investments	315,132	$1,099,980	—
	$153,879,109	$1,099,980	—

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$130,270,587
Gross tax appreciation of investments	$31,527,060
Gross tax depreciation of investments	(6,818,558)
Net tax appreciation (depreciation) of investments	$24,708,502

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2024, the fund had accumulated short-term capital losses of $(13,109,040), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$15.40	0.03	0.74	0.77	(0.03)	—	(0.03)	$16.14	4.98%	0.85%	0.34%	43%	$137,607
2024	$13.93	0.06	1.47	1.53	(0.06)	—	(0.06)	$15.40	10.99%	0.86%	0.42%	67%	$137,973
2023	$12.41	0.07	1.51	1.58	(0.06)	—	(0.06)	$13.93	12.72%	0.86%	0.50%	119%	$137,735
2022	$19.38	0.06	(3.92)	(3.86)	(0.05)	(3.06)	(3.11)	$12.41	(23.44)%	0.85%	0.35%	205%	$134,507
2021	$12.10	0.02	7.29	7.31	(0.03)	—	(0.03)	$19.38	60.46%	0.86%	0.13%	142%	$196,473
2020	$13.28	0.06	(1.14)	(1.08)	(0.10)	—	(0.10)	$12.10	(8.19)%	0.87%	0.45%	140%	$133,205
I Class
2024(3)	$15.50	0.04	0.76	0.80	(0.05)	—	(0.05)	$16.25	5.12%	0.65%	0.54%	43%	$7,366
2024	$14.03	0.09	1.47	1.56	(0.09)	—	(0.09)	$15.50	11.12%	0.66%	0.62%	67%	$7,324
2023	$12.50	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.03	12.93%	0.66%	0.70%	119%	$6,387
2022	$19.49	0.09	(3.94)	(3.85)	(0.08)	(3.06)	(3.14)	$12.50	(23.27)%	0.65%	0.55%	205%	$6,007
2021	$12.16	0.05	7.33	7.38	(0.05)	—	(0.05)	$19.49	60.82%	0.66%	0.33%	142%	$9,315
2020	$13.36	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.16	(7.97)%	0.67%	0.65%	140%	$8,376
A Class
2024(3)	$14.87	0.01	0.71	0.72	—(4)	—	—(4)	$15.59	4.87%	1.10%	0.09%	43%	$6,667
2024	$13.46	0.03	1.41	1.44	(0.03)	—	(0.03)	$14.87	10.68%	1.11%	0.17%	67%	$7,105
2023	$12.00	0.03	1.45	1.48	(0.02)	—	(0.02)	$13.46	12.37%	1.11%	0.25%	119%	$8,017
2022	$18.83	0.02	(3.78)	(3.76)	(0.01)	(3.06)	(3.07)	$12.00	(23.61)%	1.10%	0.10%	205%	$8,693
2021	$11.77	(0.02)	7.09	7.07	(0.01)	—	(0.01)	$18.83	60.14%	1.11%	(0.12)%	142%	$13,031
2020	$12.89	0.02	(1.10)	(1.08)	(0.04)	—	(0.04)	$11.77	(8.38)%	1.12%	0.20%	140%	$8,727
C Class
2024(3)	$13.50	(0.05)	0.66	0.61	—	—	—	$14.11	4.52%	1.85%	(0.66)%	43%	$199
2024	$12.29	(0.08)	1.29	1.21	—	—	—	$13.50	9.85%	1.86%	(0.58)%	67%	$194
2023	$11.02	(0.06)	1.33	1.27	—	—	—	$12.29	11.52%	1.86%	(0.50)%	119%	$373
2022	$17.66	(0.11)	(3.47)	(3.58)	—	(3.06)	(3.06)	$11.02	(24.14)%	1.85%	(0.65)%	205%	$426
2021	$11.11	(0.13)	6.68	6.55	—	—	—	$17.66	58.87%	1.86%	(0.87)%	142%	$939
2020	$12.22	(0.07)	(1.04)	(1.11)	—	—	—	$11.11	(9.08)%	1.87%	(0.55)%	140%	$762

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2024(3)	$14.29	(0.01)	0.69	0.68	—	—	—	$14.97	4.76%	1.35%	(0.16)%	43%	$2,466
2024	$12.95	(0.01)	1.35	1.34	—(4)	—	—(4)	$14.29	10.36%	1.36%	(0.08)%	67%	$2,336
2023	$11.56	—(4)	1.40	1.40	(0.01)	—	(0.01)	$12.95	12.14%	1.36%	0.00%	119%	$2,416
2022	$18.29	(0.02)	(3.65)	(3.67)	—	(3.06)	(3.06)	$11.56	(23.81)%	1.35%	(0.15)%	205%	$2,306
2021	$11.45	(0.05)	6.89	6.84	—	—	—	$18.29	59.74%	1.36%	(0.37)%	142%	$3,497
2020	$12.55	(0.01)	(1.07)	(1.08)	(0.02)	—	(0.02)	$11.45	(8.59)%	1.37%	(0.05)%	140%	$7,401
R5 Class
2024(3)	$15.52	0.05	0.75	0.80	(0.05)	—	(0.05)	$16.27	5.12%	0.65%	0.54%	43%	$395
2024	$14.04	0.09	1.48	1.57	(0.09)	—	(0.09)	$15.52	11.19%	0.66%	0.62%	67%	$368
2023	$12.51	0.09	1.52	1.61	(0.08)	—	(0.08)	$14.04	12.92%	0.66%	0.70%	119%	$425
2022	$19.51	0.09	(3.95)	(3.86)	(0.08)	(3.06)	(3.14)	$12.51	(23.26)%	0.65%	0.55%	205%	$285
2021	$12.17	0.05	7.34	7.39	(0.05)	—	(0.05)	$19.51	60.77%	0.66%	0.33%	142%	$404
2020	$13.37	0.08	(1.14)	(1.06)	(0.14)	—	(0.14)	$12.17	(7.97)%	0.67%	0.65%	140%	$164

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91457 2502

Semiannual Financial Statements and Other Information

December 31, 2024

Utilities Fund
Investor Class (BULIX)

Schedule of Investments

DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value
COMMON STOCKS — 99.2%
Construction and Engineering — 1.7%
MDU Resources Group, Inc.	239,344	$4,312,979
Electric Utilities — 64.4%
American Electric Power Co., Inc.	110,008	10,146,038
Constellation Energy Corp.	55,181	12,344,542
Duke Energy Corp.	206,141	22,209,631
Edison International	139,389	11,128,818
Entergy Corp.	88,040	6,675,193
Evergy, Inc.	128,279	7,895,572
Eversource Energy	155,425	8,926,058
Exelon Corp.	340,123	12,802,230
NextEra Energy, Inc.	360,383	25,835,857
NRG Energy, Inc.	89,949	8,115,199
PG&E Corp.	646,936	13,055,168
Pinnacle West Capital Corp.	78,486	6,653,258
Portland General Electric Co.	100,090	4,365,926
PPL Corp.	4,151	134,741
Southern Co.	159,378	13,119,997
Xcel Energy, Inc.	35,859	2,421,200
		165,829,428
Gas Utilities — 3.5%
Atmos Energy Corp.	32,894	4,581,147
Northwest Natural Holding Co.	109,421	4,328,695
		8,909,842
Independent Power Producers and Energy Traders — 6.3%
AES Corp.	518,116	6,668,153
Vistra Corp.	69,982	9,648,418
		16,316,571
Multi-Utilities — 19.8%
Consolidated Edison, Inc.	127,878	11,410,554
Dominion Energy, Inc.	265,852	14,318,789
DTE Energy Co.	86,728	10,472,406
NiSource, Inc.	93,191	3,425,701
Public Service Enterprise Group, Inc.	48,331	4,083,486
Sempra	68,209	5,983,294
WEC Energy Group, Inc.	13,936	1,310,541
		51,004,771
Renewable Electricity — 1.7%
Brookfield Renewable Corp.(1)	163,810	4,530,985
Water Utilities — 1.8%
American Water Works Co., Inc.	2,025	252,092
Essential Utilities, Inc.	119,432	4,337,770
		4,589,862
TOTAL COMMON STOCKS (Cost $200,199,614)		255,494,438
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	6,635	6,635
State Street Navigator Securities Lending Government Money Market Portfolio(2)	993,920	993,920
		1,000,555
2

	Shares	Value
Repurchase Agreements — 0.7%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $279,265), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $273,774)		$273,707
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 4/15/28, valued at $1,640,472), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $1,608,398)		1,608,000
		1,881,707
TOTAL SHORT-TERM INVESTMENTS (Cost $2,882,262)		2,882,262
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $203,081,876)		258,376,700
OTHER ASSETS AND LIABILITIES — (0.3)%		(805,277)
TOTAL NET ASSETS — 100.0%		$257,571,423

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,079,432. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,104,020, which includes securities collateral of $110,100.

See Notes to Financial Statements.
3

Statement of Assets and Liabilities

DECEMBER 31, 2024 (UNAUDITED)
Assets
Investment securities, at value (cost of $202,087,956) — including $1,079,432 of securities on loan	$257,382,780
Investment made with cash collateral received for securities on loan, at value (cost of $993,920)	993,920
Total investment securities, at value (cost of $203,081,876)	258,376,700
Foreign currency holdings, at value (cost of $12)	12
Receivable for capital shares sold	113,274
Dividends and interest receivable	253,126
Securities lending receivable	148
258,743,260

Liabilities
Payable for collateral received for securities on loan	993,920
Payable for capital shares redeemed	32,078
Accrued management fees	145,839
1,171,837

Net Assets	$257,571,423

Investor Class Capital Shares, $0.01 Par Value
Shares authorized	300,000,000
Shares outstanding	14,635,157

Net Asset Value Per Share	$17.60

Net Assets Consist of:
Capital (par value and paid-in surplus)	$195,793,128
Distributable earnings (loss)	61,778,295
$257,571,423

See Notes to Financial Statements.
4

Statement of Operations

FOR THE SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED)
Investment Income (Loss)
Income:
Dividends	$4,183,780
Interest	41,244
Securities lending, net	286
4,225,310

Expenses:
Management fees	873,770
Directors' fees and expenses	8,319
Other expenses	596
882,685

Net investment income (loss)	3,342,625

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	17,096,451

Change in net unrealized appreciation (depreciation) on:
Investments	10,449,704
Translation of assets and liabilities in foreign currencies	(253)
10,449,451

Net realized and unrealized gain (loss)	27,545,902

Net Increase (Decrease) in Net Assets Resulting from Operations	$30,888,527

See Notes to Financial Statements.
5

Statement of Changes in Net Assets

SIX MONTHS ENDED DECEMBER 31, 2024 (UNAUDITED) AND YEAR ENDED JUNE 30, 2024
Increase (Decrease) in Net Assets	December 31, 2024	June 30, 2024
Operations
Net investment income (loss)	$3,342,625	$6,840,137
Net realized gain (loss)	17,096,451	(580,438)
Change in net unrealized appreciation (depreciation)	10,449,451	14,283,174
Net increase (decrease) in net assets resulting from operations	30,888,527	20,542,873

Distributions to Shareholders
From earnings	(3,475,751)	(7,049,850)

Capital Share Transactions
Proceeds from shares sold	13,900,833	9,708,526
Proceeds from reinvestment of distributions	3,286,607	6,657,323
Payments for shares redeemed	(29,418,154)	(52,347,666)
Net increase (decrease) in net assets from capital share transactions	(12,230,714)	(35,981,817)

Net increase (decrease) in net assets	15,182,062	(22,488,794)

Net Assets
Beginning of period	242,389,361	264,878,155
End of period	$257,571,423	$242,389,361

Transactions in Shares of the Fund
Sold	770,629	650,367
Issued in reinvestment of distributions	183,019	446,897
Redeemed	(1,630,087)	(3,583,050)
Net increase (decrease) in shares of the fund	(676,439)	(2,485,786)

See Notes to Financial Statements.
6

Notes to Financial Statements

DECEMBER 31, 2024 (UNAUDITED)

1. Organization

American Century Quantitative Equity Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund’s investment objectives are to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The fund offers the Investor Class.

The fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the fund serves as the chief operating decision maker (CODM). The fund’s income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Foreign Currency Translations — All assets and liabilities, including investment securities and other financial instruments, initially expressed in foreign currencies are translated into U.S. dollars each day at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
7

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Repurchase Agreements — The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Directors. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

Joint Trading Account — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2024.

Remaining Contractual Maturity of Agreements
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$993,920	—	—	—	$993,920
Gross amount of recognized liabilities for securities lending transactions					$993,920
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

8

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended December 31, 2024 was 0.64%.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund's officers do not receive compensation from the fund.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended December 31, 2024 were $104,944,397 and $117,429,956, respectively.

5. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$255,494,438	—	—
Short-Term Investments	1,000,555	$1,881,707	—
	$256,494,993	$1,881,707	—

6. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

9

The fund concentrates its investments in a narrow segment of the total market. Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$203,719,378
Gross tax appreciation of investments	$61,687,295
Gross tax depreciation of investments	(7,029,973)
Net tax appreciation (depreciation) of investments	$54,657,322

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2024, the fund had accumulated short-term capital losses of $(11,778,506), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
10

Financial Highlights

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2024(3)	$15.83	0.22	1.78	2.00	(0.23)	—	(0.23)	$17.60	12.63%	0.65%	2.47%	39%	$257,571
2024	$14.88	0.42	0.96	1.38	(0.43)	—	(0.43)	$15.83	9.52%	0.66%	2.84%	70%	$242,389
2023	$16.73	0.38	(1.08)	(0.70)	(0.34)	(0.81)	(1.15)	$14.88	(4.65)%	0.66%	2.32%	113%	$264,878
2022	$17.17	0.33	0.56	0.89	(0.31)	(1.02)	(1.33)	$16.73	4.98%	0.65%	1.86%	140%	$309,887
2021	$15.91	0.41	2.08	2.49	(0.39)	(0.84)	(1.23)	$17.17	15.95%	0.66%	2.34%	108%	$314,100
2020	$17.88	0.53	(1.97)	(1.44)	(0.53)	—	(0.53)	$15.91	(8.39)%	0.67%	2.95%	102%	$321,917

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended December 31, 2024 (unaudited).
*The amount shown for a share outstanding throughout the period may not correlate with the Statement(s) of Operations due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2025 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91451 2502

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the report to stockholders filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

None.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Not applicable for semiannual report filings.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	February 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	February 25, 2025

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	February 25, 2025